PAINEWEBBER GROWTH AND INCOME FUND                                ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in PaineWebber Growth and Income Fund (Class A) and the S&P 500 Index from August 31, 1990 through August 31, 2000.

[LINE GRAPH]

      8/31/1990               $10,000       $10,000
      9/30/1990               $ 9,622       $ 9,097
     10/31/1990               $ 9,523       $ 8,655
     11/30/1990               $ 9,790       $ 8,619
     12/31/1990               $10,120       $ 9,174
      1/31/1991               $10,714       $ 9,429
      2/28/1991               $11,365       $ 9,839
      3/31/1991               $11,768       $10,541
      4/30/1991               $11,738       $10,796
      5/31/1991               $12,003       $10,822
      6/30/1991               $11,579       $11,288
      7/31/1991               $12,067       $10,771
      8/31/1991               $12,362       $11,273
      9/30/1991               $12,092       $11,539
     10/31/1991               $12,285       $11,346
     11/30/1991               $11,995       $11,498
     12/31/1991               $13,697       $11,036
      1/31/1992               $13,328       $12,296
      2/29/1992               $13,393       $12,067
      3/31/1992               $12,921       $12,223
      4/30/1992               $13,013       $11,986
      5/31/1992               $12,981       $12,337
      6/30/1992               $12,812       $12,397
      7/31/1992               $13,350       $12,213
      8/31/1992               $13,324       $12,711
      9/30/1992               $13,480       $12,452
     10/31/1992               $13,679       $12,599
     11/30/1992               $14,156       $12,641
     12/31/1992               $14,231       $13,071
      1/31/1993               $14,035       $13,232
      2/28/1993               $13,897       $13,343
      3/31/1993               $14,094       $13,525
      4/30/1993               $13,270       $13,810
      5/31/1993               $13,421       $13,476
      6/30/1993               $13,414       $13,836
      7/31/1993               $13,381       $13,876
      8/31/1993               $13,744       $13,820
      9/30/1993               $13,605       $14,344
     10/31/1993               $13,719       $14,234
     11/30/1993               $13,488       $14,528
     12/31/1993               $13,862       $14,390
      1/31/1994               $14,002       $14,564
      2/28/1994               $13,909       $15,059
      3/31/1994               $13,238       $14,651
      4/30/1994               $13,181       $14,014
      5/31/1994               $13,115       $14,193
      6/30/1994               $12,794       $14,425
      7/31/1994               $13,035       $14,071
      8/31/1994               $13,664       $14,533
      9/30/1994               $13,242       $15,127
     10/31/1994               $13,448       $14,758
     11/30/1994               $12,932       $15,089
     12/31/1994               $13,049       $14,540
      1/31/1995               $13,250       $14,755
      2/28/1995               $13,745       $15,137
      3/31/1995               $14,183       $15,726
      4/30/1995               $14,499       $16,190
      5/31/1995               $14,850       $16,666
      6/30/1995               $15,266       $17,331
      7/31/1995               $15,934       $17,733
      8/31/1995               $16,164       $18,320
      9/30/1995               $16,695       $18,365
     10/31/1995               $16,562       $19,140
     11/30/1995               $17,278       $19,071
     12/31/1995               $17,382       $19,907
      1/31/1996               $18,065       $20,291
      2/29/1996               $18,453       $20,981
      3/31/1996               $18,546       $21,176
      4/30/1996               $18,857       $21,379
      5/31/1996               $19,307       $21,694
      6/30/1996               $19,179       $22,251
      7/31/1996               $18,244       $22,336
      8/31/1996               $18,976       $21,348
      9/30/1996               $19,849       $21,799
     10/31/1996               $20,394       $23,024
     11/30/1996               $21,618       $23,659
     12/31/1996               $21,460       $25,446
      1/31/1997               $22,508       $24,942
      2/28/1997               $22,437       $26,498
      3/31/1997               $21,759       $26,708
      4/30/1997               $22,666       $25,613
      5/31/1997               $24,242       $27,139
      6/30/1997               $25,295       $28,797
      7/31/1997               $27,644       $30,079
      8/31/1997               $27,026       $32,470
      9/30/1997               $28,713       $30,652
     10/31/1997               $27,557       $32,328
     11/30/1997               $27,918       $31,249
     12/31/1997               $28,297       $32,695
      1/31/1998               $28,471       $33,258
      2/28/1998               $30,625       $33,624
      3/31/1998               $31,958       $36,048
      4/30/1998               $32,267       $37,894
      5/31/1998               $31,456       $38,280
      6/30/1998               $32,074       $37,622
      7/31/1998               $31,163       $39,149
      8/31/1998               $26,077       $38,734
      9/30/1998               $27,598       $33,137
     10/31/1998               $29,507       $35,261
     11/30/1998               $31,008       $38,124
     12/31/1998               $33,383       $40,435
      1/31/1999               $33,342       $42,764
      2/28/1999               $32,046       $44,551
      3/31/1999               $32,324       $43,166
      4/30/1999               $32,972       $44,892
      5/31/1999               $32,889       $46,630
      6/30/1999               $34,411       $45,529
      7/31/1999               $33,681       $48,056
      8/31/1999               $32,982       $46,557
      9/30/1999               $32,200       $46,324
     10/31/1999               $33,393       $45,055
     11/30/1999               $34,216       $47,907
     12/31/1999               $36,398       $48,879
      1/31/2000               $34,506       $51,753
      2/29/2000               $34,623       $49,155
      3/31/2000               $37,852       $48,226
      4/30/2000               $36,259       $52,943
      5/31/2000               $35,136       $51,349
      6/30/2000               $35,158       $50,296
      7/31/2000               $34,805       $51,534
      8/31/2000               $35,320       $53,880

            PAINEWEBBER GROWTH & INCOME FUND (CLASS A) S&P 500 INDEX


Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber Growth and Income Fund (Class
A) versus the S&P 500 Index. It is important to note PaineWebber Growth and Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 8/31/00

                                              6 MONTHS  1 YEAR   5 YEARS   10 YEARS   INCEPTION(0)

                                CLASS A*        6.83%    12.15%    18.01%    13.97%    13.30%
       BEFORE DEDUCTING
   MAXIMUM SALES CHARGE         CLASS B**       6.43     11.27     17.09      N/A      12.91

                                CLASS C+        6.41     11.28     17.10      N/A      12.85

                                CLASS Y++       7.00     12.48     18.34      N/A      12.76

                                CLASS A*        2.01      7.11     16.93     13.45     12.99
        AFTER DEDUCTING
   MAXIMUM SALES CHARGE         CLASS B**       1.43      6.27     16.87      N/A      12.91

                                CLASS C+        5.41     10.28     17.10      N/A      12.85

         S&P 500 INDEX                         11.72     16.31     24.03     19.47     17.57

      LIPPER MULTI-CAP
     CORE FUNDS MEDIAN                         11.11     20.24     18.82     16.78     15.62


The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on December 20, 1983 for Class A, July 1, 1991 for Class B, July 2, 1992 for Class C shares and February 12, 1992 for Class Y shares. Index and Lipper Median inception returns are as of oldest share class inception.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT                                          PAINEWEBBER MID CAP FUND

PERFORMANCE AT A GLANCE


Comparison of the change of a $10,000 investment in PaineWebber Mid Cap Fund (Classes A and B) and the S&P 400 MidCap Index from April 7, 1992 through August 31, 2000.

[LINE GRAPH]

PAINEWEBBER MID CAP FUND (CLASS A) PAINEWEBBER MID CAP FUND (CLASS B) S&P 400 MIDCAP INDEX

       4/7/1992        $ 9,550       $10,000       $10,000
      4/30/1992        $ 9,280       $ 9,710       $ 9,881
      5/31/1992        $ 9,280       $ 9,710       $ 9,975
      6/30/1992        $ 8,810       $ 9,210       $ 9,690
      7/31/1992        $ 9,240       $ 9,650       $10,170
      8/31/1992        $ 8,950       $ 9,340       $ 9,927
      9/30/1992        $ 9,160       $ 9,560       $10,066
     10/31/1992        $ 9,540       $ 9,940       $10,307
     11/30/1992        $10,100       $10,520       $10,883
     12/31/1992        $10,500       $10,930       $11,247
      1/31/1993        $10,610       $11,040       $11,388
      2/28/1993        $10,150       $10,560       $11,229
      3/31/1993        $10,530       $10,940       $11,616
      4/30/1993        $10,110       $10,500       $11,312
      5/31/1993        $10,780       $11,190       $11,827
      6/30/1993        $10,740       $11,150       $11,887
      7/31/1993        $10,870       $11,270       $11,864
      8/31/1993        $11,400       $11,810       $12,354
      9/30/1993        $11,860       $12,280       $12,485
     10/31/1993        $11,920       $12,340       $12,526
     11/30/1993        $11,560       $11,960       $12,249
     12/31/1993        $12,190       $12,590       $12,818
      1/31/1994        $12,550       $12,960       $13,116
      2/28/1994        $12,330       $12,730       $12,930
      3/31/1994        $11,650       $12,020       $12,331
      4/30/1994        $11,810       $12,170       $12,423
      5/31/1994        $11,640       $11,990       $12,305
      6/30/1994        $10,990       $11,320       $11,881
      7/31/1994        $11,270       $11,600       $12,284
      8/31/1994        $12,280       $12,630       $12,928
      9/30/1994        $12,220       $12,560       $12,686
     10/31/1994        $12,370       $12,700       $12,824
     11/30/1994        $11,710       $12,020       $12,246
     12/31/1994        $12,024       $12,334       $12,359
      1/31/1995        $11,974       $12,274       $12,488
      2/28/1995        $12,506       $12,816       $13,143
      3/31/1995        $12,857       $13,157       $13,358
      4/30/1995        $12,486       $12,775       $13,639
      5/31/1995        $12,857       $13,147       $13,968
      6/30/1995        $13,790       $14,090       $14,536
      7/31/1995        $14,694       $15,003       $15,292
      8/31/1995        $14,794       $15,094       $15,578
      9/30/1995        $15,316       $15,616       $15,955
     10/31/1995        $15,145       $15,435       $15,545
     11/30/1995        $15,577       $15,856       $16,224
     12/31/1995        $15,485       $15,754       $16,184
      1/31/1996        $15,538       $15,807       $16,418
      2/29/1996        $16,245       $16,513       $16,976
      3/31/1996        $16,478       $16,745       $17,180
      4/30/1996        $17,459       $17,726       $17,704
      5/31/1996        $18,008       $18,264       $17,943
      6/30/1996        $17,544       $17,789       $17,674
      7/31/1996        $15,897       $16,113       $16,477
      8/31/1996        $16,889       $17,104       $17,428
      9/30/1996        $18,135       $18,359       $18,188
     10/31/1996        $17,618       $17,821       $18,241
     11/30/1996        $18,430       $18,633       $19,268
     12/31/1996        $18,253       $18,434       $19,289
      1/31/1997        $18,559       $18,739       $20,012
      2/28/1997        $17,629       $17,788       $19,848
      3/31/1997        $16,443       $16,580       $19,003
      4/30/1997        $17,042       $17,178       $19,495
      5/31/1997        $19,097       $19,227       $21,199
      6/30/1997        $19,929       $20,057       $21,794
      7/31/1997        $21,520       $21,643       $23,952
      8/31/1997        $21,214       $21,326       $23,923
      9/30/1997        $22,768       $22,875       $25,299
     10/31/1997        $21,299       $21,387       $24,198
     11/30/1997        $20,749       $20,813       $24,557
     12/31/1997        $21,018       $21,067       $25,509
      1/31/1998        $20,599       $20,635       $25,025
      2/28/1998        $22,336       $22,365       $27,097
      3/31/1998        $23,267       $23,276       $28,319
      4/30/1998        $23,096       $23,106       $28,837
      5/31/1998        $21,778       $21,685       $27,539
      6/30/1998        $22,515       $22,419       $27,713
      7/31/1998        $21,199       $21,109       $26,638
      8/31/1998        $16,913       $16,841       $21,680
      9/30/1998        $18,440       $18,362       $23,703
     10/31/1998        $19,671       $19,588       $25,822
     11/30/1998        $20,987       $20,898       $27,111
     12/31/1998        $23,499       $23,399       $30,386
      1/31/1999        $23,476       $23,377       $29,204
      2/28/1999        $21,840       $21,747       $27,673
      3/31/1999        $22,544       $22,449       $28,448
      4/30/1999        $23,635       $23,535       $30,690
      5/31/1999        $24,272       $24,169       $30,825
      6/30/1999        $25,953       $25,843       $32,471
      7/31/1999        $24,999       $24,893       $31,783
      8/31/1999        $24,249       $24,146       $30,696
      9/30/1999        $24,567       $24,463       $29,747
     10/31/1999        $27,180       $27,065       $31,264
     11/30/1999        $29,953       $29,826       $32,906
     12/31/1999        $34,864       $34,716       $34,860
      1/31/2000        $33,840       $33,696       $33,877
      2/29/2000        $40,842       $40,669       $36,249
      3/31/2000        $40,305       $40,134       $39,283
      4/30/2000        $36,255       $36,101       $37,912
      5/31/2000        $33,181       $33,040       $37,438
      6/30/2000        $36,865       $36,709       $37,988
      7/31/2000        $35,450       $35,300       $38,588
      8/31/2000        $41,061       $40,887       $42,887

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber Mid Cap Fund (Classes A and B) versus the S&P 400 MidCap Index. It is important to note PaineWebber Mid Cap Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 8/31/00

                                               6 MONTHS     1 YEAR      5 YEARS     INCEPTION(0)
                              CLASS A*           0.54%      69.33%      22.65%        18.94%

                              CLASS B**          0.24       68.00       21.66         18.23
       BEFORE DEDUCTING
   MAXIMUM SALES CHARGE       CLASS C+           0.20       68.14       21.71         19.67

                              CLASS Y++          0.65       69.72        N/A          26.54

                              CLASS A*          -3.99       61.75       21.53         18.29

                              CLASS B**         -4.76       63.00       21.47         18.23
        AFTER DEDUCTING
   MAXIMUM SALES CHARGE       CLASS C+          -0.80       67.14       21.71         19.67

                                                18.34       39.75       22.46         18.88

   S&P MIDCAP 400 INDEX
                                                 0.92       61.07       25.87         20.86
       LIPPER MULTI-CAP
    GROWTH FUNDS MEDIAN


The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.


(0) Inception: since commencement of issuance on April 7, 1992 for Class A and Class B shares, July 2, 1992 for Class C shares and March 17, 1998 for Class Y shares. Index and Lipper Median inception returns are as of oldest share class inception.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

PAINEWEBBER GROWTH FUND                                           ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in PaineWebber Growth Fund (Class A) and the S&P 500 Index from August 31, 1990 through August 31, 2000.

[LINE GRAPH]

     PAINEWEBBER GROWTH FUND (CLASS A) S&P 500 INDEX

         Aug-90                           $10,000        $10,000
         Sep-90                           $ 9,315        $ 9,097
         Oct-90                           $ 9,131        $ 8,655
         Nov-90                           $ 9,733        $ 8,619
         Dec-90                           $10,163        $ 9,174
         Jan-91                           $11,001        $ 9,429
         Feb-91                           $12,065        $ 9,839
         Mar-91                           $12,567        $10,541
         Apr-91                           $12,520        $10,796
         May-91                           $12,747        $10,822
         Jun-91                           $12,238        $11,288
         Jul-91                           $13,263        $10,771
         Aug-91                           $13,702        $11,273
         Sep-91                           $13,952        $11,539
         Oct-91                           $14,305        $11,346
         Nov-91                           $13,631        $11,498
         Dec-91                           $15,002        $11,036
         Jan-92                           $15,050        $12,296
         Feb-92                           $15,163        $12,067
         Mar-92                           $14,459        $12,223
         Apr-92                           $14,046        $11,986
         May-92                           $14,111        $12,337
         Jun-92                           $13,706        $12,397
         Jul-92                           $13,973        $12,213
         Aug-92                           $13,585        $12,711
         Sep-92                           $13,585        $12,452
         Oct-92                           $14,127        $12,599
         Nov-92                           $15,172        $12,641
         Dec-92                           $15,625        $13,071
         Jan-93                           $15,909        $13,232
         Feb-93                           $15,256        $13,343
         Mar-93                           $15,867        $13,525
         Apr-93                           $15,281        $13,810
         May-93                           $15,926        $13,476
         Jun-93                           $16,219        $13,836
         Jul-93                           $16,286        $13,876
         Aug-93                           $17,249        $13,820
         Sep-93                           $17,961        $14,344
         Oct-93                           $18,472        $14,234
         Nov-93                           $18,053        $14,528
         Dec-93                           $18,620        $14,390
         Jan-94                           $18,937        $14,564
         Feb-94                           $18,514        $15,059
         Mar-94                           $17,316        $14,651
         Apr-94                           $17,175        $14,014
         May-94                           $17,008        $14,193
         Jun-94                           $16,339        $14,425
         Jul-94                           $16,753        $14,071
         Aug-94                           $17,651        $14,533
         Sep-94                           $17,589        $15,127
         Oct-94                           $17,396        $14,758
         Nov-94                           $16,850        $15,089
         Dec-94                           $16,591        $14,540
         Jan-95                           $16,705        $14,755
         Feb-95                           $16,943        $15,137
         Mar-95                           $17,446        $15,726
         Apr-95                           $17,464        $16,190
         May-95                           $17,640        $16,666
         Jun-95                           $18,337        $17,331
         Jul-95                           $19,625        $17,733
         Aug-95                           $19,642        $18,320
         Sep-95                           $20,383        $18,365
         Oct-95                           $20,251        $19,140
         Nov-95                           $21,424        $19,071
         Dec-95                           $22,070        $19,907
         Jan-96                           $21,898        $20,291
         Feb-96                           $22,575        $20,981
         Mar-96                           $22,766        $21,176
         Apr-96                           $23,788        $21,379
         May-96                           $24,780        $21,694
         Jun-96                           $24,704        $22,251
         Jul-96                           $22,050        $22,336
         Aug-96                           $23,263        $21,348
         Sep-96                           $25,229        $21,799
         Oct-96                           $24,504        $23,024
         Nov-96                           $25,277        $23,659
         Dec-96                           $25,183        $25,446
         Jan-97                           $26,440        $24,942
         Feb-97                           $25,131        $26,498
         Mar-97                           $23,459        $26,708
         Apr-97                           $23,261        $25,613
         May-97                           $24,757        $27,139
         Jun-97                           $25,931        $28,797
         Jul-97                           $27,853        $30,079
         Aug-97                           $26,949        $32,470
         Sep-97                           $29,224        $30,652
         Oct-97                           $28,549        $32,328
         Nov-97                           $28,570        $31,249
         Dec-97                           $29,468        $32,695
         Jan-98                           $29,676        $33,258
         Feb-98                           $32,312        $33,624
         Mar-98                           $33,796        $36,048
         Apr-98                           $33,616        $37,894
         May-98                           $32,409        $38,280
         Jun-98                           $34,670        $37,622
         Jul-98                           $33,921        $39,149
         Aug-98                           $27,858        $38,734
         Sep-98                           $29,912        $33,137
         Oct-98                           $31,784        $35,261
         Nov-98                           $34,171        $38,124
         Dec-98                           $38,882        $40,435
         Jan-99                           $40,988        $42,764
         Feb-99                           $38,716        $44,551
         Mar-99                           $40,837        $43,166
         Apr-99                           $41,168        $44,892
         May-99                           $40,401        $46,630
         Jun-99                           $42,853        $45,529
         Jul-99                           $41,770        $48,056
         Aug-99                           $40,386        $46,557
         Sep-99                           $40,852        $46,324
         Oct-99                           $43,199        $45,055
         Nov-99                           $45,876        $47,907
         Dec-99                           $51,491        $48,879
         Jan-00                           $49,490        $51,753
         Feb-00                           $51,987        $49,155
         Mar-00                           $54,964        $48,226
         Apr-00                           $52,099        $52,943
         May-00                           $47,905        $51,349
         Jun-00                           $51,202        $50,296
         Jul-00                           $50,418        $51,534
         Aug-00                           $53,880        $51,706

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

The graph depicts the performance of PaineWebber Growth Fund (Class A) versus the S&P 500 Index. It is important to note PaineWebber Growth Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 8/31/00

                                                          6 MONTHS  1 YEAR    5 YEARS  10 YEARS  INCEPTION(0)
                                            CLASS A*        4.13%    34.04%    22.48%    18.40%    16.47%

                                            CLASS B**       3.72     32.96     21.50      N/A      16.98
       BEFORE DEDUCTING
   MAXIMUM SALES CHARGE                     CLASS C+        3.74     33.01     21.51      N/A      17.26

                                            CLASS Y++       4.30     34.52     22.84      N/A      17.08

                                            CLASS A*       -0.56     27.98     21.35     17.86     16.12
        AFTER DEDUCTING
   MAXIMUM SALES CHARGE                     CLASS B**      -1.28     27.96     21.31      N/A      16.98

                                            CLASS C+        2.74     32.01     21.51      N/A      17.26

          S&P 500 INDEX                                    11.72     16.31     24.03     19.47     17.98

       LIPPER LARGE CAP                                     6.88     35.62     25.82     20.26     17.57
    GROWTH FUNDS MEDIAN


The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on March 18, 1985 for Class A, July 1, 1991 for Class B, July 2, 1992 for Class C shares and August 26, 1991 for Class Y shares. Index and Lipper Median inception returns are as of oldest share class inception.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT


Dear Shareholder,                                              October 16, 2000

We are pleased to present you with the annual report for PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund for the fiscal year ended August 31, 2000.

MARKET REVIEW

[ICON] The 12-month period ended August 31, 2000 was marked by turbulence in the equity markets. At the beginning of the period, demand for technology stocks dominated the market, and the performance of "new economy" stocks, that is, those in the technology area, far outpaced that of "old economy" stocks, those in more traditional industries.
     Around mid-March, market sentiment changed, as investors began to question the sustainability of the high valuations of technology stocks. Investors also grew increasingly concerned that higher interest rates and a slowdown in the pace of economic growth would have a negative effect on corporate profits and, ultimately, on stock prices. This uncertainty led to a broad-based stock market decline.
      As the fiscal year progressed, market volatility was the order of the day. A rotation out of technology stocks and into more traditional companies would push the Dow Jones Industrial Average and the S&P 500 Index higher for a short time; but then investors would reverse course and technology stocks, as measured by the NASDAQ Composite Index, would advance and other sectors of the market would decline. Despite the turbulence, stocks made relatively strong gains during the final weeks of the fiscal year, and most major stock indexes ended the period with gains. The S&P 500 Index rose 16.31% and the NASDAQ Composite Index gained 53.55% for the fiscal year ended August 31, 2000.

OUTLOOK
       There is some preliminary evidence that the Federal Reserve Board's (the "Fed") efforts of slowing the pace of economic growth and containing inflation may be working. This good news, however, has been tempered by concerns about rising energy prices, declining corporate profits and a weaker euro (Europe's single currency) in relation to the U.S. dollar.
       As we move toward the end of 2000 and into 2001, the news for the equity markets may improve. The Fed left rates unchanged at its October meeting. Oil prices have declined, and although oil prices have been sustained at far higher levels than many expected just six months ago, we may have seen the highs. The euro's weakness persists, but support may have been established with recent coordinated central bank intervention.
      Clearly, there is much to preoccupy the markets, but the weight of the evidence suggests to us a cautiously optimistic posture. The underpinnings of the economy remain solid, productivity continues to be strong and inflation remains in check. Such positive economic factors are generally good for the financial markets.

PAINEWEBBER GROWTH AND INCOME FUND, PAINEWEBBER MID CAP FUND,      ANNUAL REPORT
PAINEWEBBER GROWTH FUND

PAINEWEBBER GROWTH AND
INCOME FUND

     During the fiscal year ended August 31, 2000, we continued to strive to maintain a diversified portfolio that has the potential to benefit from global economic expansion over the long term. As a result, the technology, financial and energy areas of the economy accounted for almost 60% of portfolio assets.
        Early in the period, technology stocks, which were market leaders, were significant contributors to the Fund's return. While technology stocks continue to be an important part of the portfolio, we reduced the Fund's weighting in this area when we believed valuations became unrealistically high. During the latter half of the fiscal year, the Fund's technology weighting declined from 31.0% on February 29, 2000 to 25.4% on August 31, 2000. The Fund's technology investments were generally geared toward some of the bigger, more well-established companies, which should derive a significant portion of their earnings from foreign sales. At 4.3%, Cisco Systems continues to be the Fund's largest holding.
        Increased worldwide demand for oil and rising oil prices boosted the performance of the large energy companies in the portfolio. Energy companies were significant contributors to Fund performance. On August 31, 2000, energy stocks accounted for 11.3% of net assets.
     A significant amount of economic data has indicated that the Federal Reserve Board's monetary policy of raising short-term interest rates may have achieved its goal of slowing the pace of economic growth and containing inflation. Therefore, it is likely that the Fed has ended or is near the end of its tightening cycle. Because we believe we may be heading into a more favorable interest-rate environment, we increased the portfolio's allocation to financial stocks. Financial stocks tend to perform well in an environment of moderate growth, contained inflation and relatively stable interest rates. In selecting financial stocks for the portfolio, we emphasized large, diversified companies that we believe have the potential to produce relatively strong earnings. Chase Manhattan and Citigroup are two such companies. Each accounted for 2.2% of portfolio assets and both were among the Fund's top 10 holdings on August 31, 2000.

     Consumer cyclical stocks and capital goods companies were among the Fund's top five sectors. In the consumer cyclical area, retail companies were hurt somewhat by rising interest rates, but should interest rates stabilize, we believe retailers could benefit from increased consumer spending. A more positive interest-rate environment should also benefit capital goods companies, particularly those with exposure to foreign markets.
     While we expect some sectors and individual companies to thrive going forward, relatively weak earnings forecasts may increase market volatility in the short term. However, we believe that the companies we hold in the portfolio have the potential to generate strong returns over the long term.

[SIDE NOTE]

PAINEWEBBER GROWTH AND
INCOME FUND

INVESTMENT GOAL:
Current income and
capital growth

COMMENCEMENT:
December 20, 1983
(Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 12, 1992
(Class Y)

DIVIDEND PAYMENTS:
Semiannually

ANNUAL REPORT


PROPOSED MERGER AND NEW FUND
MANAGEMENT



     On October 6, 2000, the board of trustees unanimously approved the merger of the PaineWebber Growth and Income Fund into the PACE Large Company Value Equity Investments. The proposed merger will be submitted to shareholders at meetings expected to be held in February 2001. If approved by the PaineWebber fund's shareholders, the merger is expected to become effective no later than early March 2001.
     On October 6, 2000, the board of trustees for the PaineWebber fund terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins relating to the PaineWebber fund and approved new interim investment management arrangements that became effective on October 10, 2000, including new interim sub-advisory contracts with Institutional Capital Corporation, Westwood Management Corporation, and State Street Global Advisors who took over day-to-day portfolio management of the fund effective October 10, 2000.
     More information about the proposed merger for the PaineWebber fund and the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated December 1, 1999 and additional information will be provided to shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

PAINEWEBBER GROWTH AND INCOME FUND, PAINEWEBBER MID CAP FUND,      ANNUAL REPORT
PAINEWEBBER GROWTH FUND


PAINEWEBBER GROWTH AND INCOME
FUND -- PORTFOLIO STATISTICS

CHARACTERISTICS*                         8/31/00                 2/29/00
--------------------------------------------------------------------------------
Net Assets ($bln)                         $1.16                  $1.20
Price/Earnings Ratio(1)                    22x                   31.1x
Dividend Yield                            1.10%                  1.04%
Number of Securities                       70                     98
Stocks                                    87.8%                  87.6%
Bonds                                     1.7%                   3.7%
Cash & Equivalents                        10.5%                  8.7%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               8/31/00                                 2/29/00
--------------------------------------------------------------------------------
Financial Services               26.5%    Technology                     31.0%
Technology                       25.4     Consumer Cyclicals             14.5
Energy                           11.3     Financial Services             11.7
Consumer Cyclicals                9.0     Utilities                       8.4
Capital Goods                     8.2     Capital Goods                   7.0
--------------------------------------------------------------------------------
Total                            80.4     Total                          72.6

TOP TEN EQUITY HOLDINGS*        8/31/00                                 2/29/00
--------------------------------------------------------------------------------
Cisco Systems                     4.3%    Cisco Systems                   3.8%
Morgan Stanley Dean Witter        2.8     JDS Uniphase                    3.6
United Technologies               2.7     Apple Computer                  2.8
Jabil Circuit                     2.3     Applied Materials               2.7
Exxon Mobil                       2.2     United Technologies             2.1
IBM                               2.2     Microsoft                       1.9
Pfizer                            2.2     Chase Manhattan                 1.9
Citigroup                         2.2     Exxon Mobil                     1.9
Chase Manhattan                   2.2     Target                          1.9
Intel                             2.0     WorldCom                        1.8
--------------------------------------------------------------------------------
Total                            25.1     Total                          24.4



* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(1) Based on projected forward fiscal year earnings.

ANNUAL REPORT

PAINEWEBBER MID CAP FUND

The Fund outperformed its index and Lipper peer group for the twelve months ended August 31, 2000. It did well in large part because of its significant exposure to telecommunications and technology, and because of its underweighting in healthcare.

     The Fund's growth focus also led us to underweight utility stocks. Worry over increasing interest rates kept the Fund out of the retail sector and kept weightings down in financial services.

     We added to the Fund's technology exposure early in the reporting period and again in January. Exposure increased again in February, largely through capital appreciation. We continue to watch for slowing in the demand for technology, a development that would lead us to shift into less volatile, more value-oriented sectors.

   Our emphasis on technology followed a decision to place greater emphasis on growth stocks, which we think will continue to lead the market. Even so, we continue to make opportunistic trades in value-oriented stocks. We look for catalysts--such as new product introductions, management changes or increasing market shares--that could set off earnings growth acceleration.

PROPOSED MERGER AND NEW FUND MANAGEMENT

On October 6, 2000 the board of trustees unanimously approved the merger of the PaineWebber Mid Cap Fund into the PACE Small/Medium Company Growth Equity Investments. The proposed merger will be submitted to shareholders at meetings expected to be held in February 2001. If approved by the PaineWebber fund's shareholders, the merger is expected to become effective no later than early March 2001.

     On October 6, 2000, the board of trustees for the PaineWebber fund terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins relating to the PaineWebber fund and approved new interim investment management arrangements that became effective on October 10, 2000, including a new interim sub-advisory contract with Delaware Management Company who took over day-to-day portfolio management of the fund effective October 10, 2000.

     More information about the proposed merger for the PaineWebber fund and the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated December 1, 1999 and additional information will be provided to shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

[SIDENOTE]
PAINEWEBBER MID CAP FUND

INVESTMENT GOAL:
Long-term capital appreciation

COMMENCEMENT:
April 7, 1992 (Class A)
April 7, 1992 (Class B)
July 2, 1992 (Class C)
March 17, 1998 (Class Y)

DIVIDEND PAYMENTS:
Annually
[/SIDENOTE]

PAINEWEBBER GROWTH AND INCOME FUND, PAINEWEBBER MID CAP FUND,      ANNUAL REPORT
PAINEWEBBER GROWTH FUND

PAINEWEBBER MID CAP FUND -- PORTFOLIO
STATISTICS

CHARACTERISTICS*                         8/31/00                 2/29/00
--------------------------------------------------------------------------------
Total Net Assets ($mm)                   $247.9                  $250.0
Price/Earnings Ratio(2)                    38x                   124.9x
Dividend Yield                            0.20%                   0.20%
Number of Securities                       95                      120
Stocks                                    93.6%                   93.1%
Cash & Equivalents                        6.4%                    6.9%

TOP TEN HOLDINGS*                 8/31/00                                  2/29/00
-------------------------------------------------------------------------------------
SDL                                 6.7%   JDS Uniphase                      6.7%
JDS Uniphase                        3.5    SDL                               2.6
Calpine                             2.6    Maxim Integrated Products         2.2
SCI Systems                         2.5    Lam Research                      2.0
EMC                                 2.4    Peregrine Systems                 2.0
Jabil Circuit                       2.3    Advanced Fibre Communications     1.8
Gemstar - TV Guide International    2.2    Comverse Technology               1.8
Intuit                              2.2    ASM Lithography Holdings          1.7
Siebel Systems                      2.2    EMC                               1.7
Ciena                               2.0    Teradyne                          1.7
-------------------------------------------------------------------------------------
Total                              28.6    Total                            24.2

TOP FIVE SECTORS*                 8/31/00                                  2/29/00
-------------------------------------------------------------------------------------
Technology/Telecommunications      53.7%   Technology                       55.2%
Utilities                          14.9    Telecommunications               11.2
Consumer Cyclicals                  8.8    Consumer Cyclicals                7.9
Energy                              7.7    Financial Services                4.7
Capital Goods                       6.1    Capital Goods                     4.3
-------------------------------------------------------------------------------------
Total                              91.2    Total                            83.3

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(2) Forward fiscal year earnings.

ANNUAL REPORT

PAINEWEBBER GROWTH FUND

The Fund sought to achieve its objective of long-term capital appreciation largely by investing in companies that we believed had dominant industry positions, strong management and good financial health. Using a proprietary quantitative model, we looked for companies that could provide sustained or accelerated earnings or cash flow growth of at least 10% annually in each of the next three years.

     During the fiscal year ended August 31, 2000, we found most of our best picks in the technology sector. We also had some strong performing consumer cyclical and telecommunications stocks such as Tiffany & Co. (1.6%) and Level 3 Communications (1.6%), but overall, these sectors hurt the Fund's performance. Our bias toward larger-cap securities continued to be positive for the Fund. Even so, performance trailed the Fund's peer group.

     Fund holdings were selected through a fundamental, bottom-up process, yet they tended to reflect broad investment themes: that technological evolution will continue to have a profound impact on all businesses and lives, and that strong brands and the ability to establish and maintain a global presence are critically important. Accordingly, the Portfolio's top holdings for the period reflected the importance of technology companies in today's business landscape.

PROPOSED MERGER AND NEW FUND MANAGEMENT

On October 6, 2000 the board of trustees unanimously approved the merger of the PaineWebber Growth Fund into the PACE Large Company Growth Equity Investments. The proposed merger will be submitted to shareholders at meetings expected to be held in February 2001. If approved by the PaineWebber fund's shareholders, the merger is expected to become effective no later than early March 2001.

     On October 6, 2000, the board of trustees for the PaineWebber fund terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins relating to that PaineWebber fund and approved new interim investment management arrangements that became effective on October 10, 2000, including new interim sub-advisory contracts with Alliance Capital Management L.P. and State Street Global Advisors who took over day-to-day portfolio management of the fund effective October 10, 2000.

     More information about the proposed merger for the PaineWebber fund and the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated December 1, 1999 and additional information will be provided to shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

[SIDENOTE]
PAINEWEBBER GROWTH FUND

INVESTMENT GOAL:
Long-term capital appreciation

COMMENCEMENT:
March 18, 1985 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
August 28, 1991 (Class Y)

DIVIDEND PAYMENTS:
Annually
[/SIDENOTE]

PAINEWEBBER GROWTH AND INCOME FUND, PAINEWEBBER MID CAP FUND,      ANNUAL REPORT
PAINEWEBBER GROWTH FUND


PAINEWEBBER GROWTH FUND--
PORTFOLIO STATISTICS

CHARACTERISTICS*                          8/31/00                2/29/00
--------------------------------------------------------------------------------
Total Net Assets ($mm)                   $619.7                  $585.0
Median Market Cap ($bln)                 $19.4                    $31.0
Number of Securities                       118                     118
Stocks                                    89.0%                   89.5%
Cash & Equivalents                        11.0%                   10.5%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               8/31/00                                 2/29/00
--------------------------------------------------------------------------------
Technology                       42.6%    Technology                     42.9%
Consumer Cyclicals               21.8     Consumer Cyclicals             26.0
Financial Services               11.5     Utilities                       5.9
Utilities                         5.8     Financial Services              4.3
Healthcare                       4.8      Healthcare                      3.6
--------------------------------------------------------------------------------
Total                            86.5     Total                          82.7

TOP TEN HOLDINGS*               8/31/00                                 2/29/00
--------------------------------------------------------------------------------
EMC                               4.1%    JDS Uniphase                    4.9%
Cisco Systems                     4.0     Cisco Systems                   3.9
JDS Uniphase                      3.8     EMC                             3.3
Sun Microsystems                  3.4     Sun Microsystems                2.7
Network Appliance                 2.6     Network Appliance               2.2
Time Warner                       2.1     Time Warner                     2.2
Dell Computer                     2.0     Level 3 Communications          2.1
Infinity Broadcasting             1.8     Liberty Media Group             2.1
Tyco International                1.8     Home Depot                      2.0
Viacom                            1.8     Dell Computer                   1.9
--------------------------------------------------------------------------------
Total                            27.4     Total                          27.3


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Growth and Income Fund, Mid Cap Fund or Growth Fund, or another fund in the PaineWebber Family of Funds,(3) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                     /s/ Brian M. Storms

MARGO ALEXANDER                         BRIAN M. STORMS
Chairman                                Chief Executive Officer
Mitchell Hutchins                       and President
Asset Management Inc.                   Mitchell Hutchins
                                        Asset Management Inc.

     This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended August 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(3) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GROWTH AND INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                                TOTAL RETURN(1)
                                 -----------------------------------------        -----------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                 08/31/00        02/29/00         08/31/99        ENDED 08/31/00       ENDED 08/31/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $34.55          $32.39           $32.07              12.15%               6.83%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     33.95           31.90            31.72              11.27                6.43
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     34.02           31.97            31.78              11.28                6.41
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARE

                                     NET ASSET VALUE
                              ----------------------------
                                                                CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
12/20/83-12/31/84                 $12.65          $13.21               --              $1.0800             13.72%
---------------------------------------------------------------------------------------------------------------------------
1985                               13.21           14.97            $0.1950             0.8850             22.36
---------------------------------------------------------------------------------------------------------------------------
1986                               14.97           15.04             1.1380             0.6830             12.68
---------------------------------------------------------------------------------------------------------------------------
1987                               15.04           12.05             2.3027             0.7366             (3.16)
---------------------------------------------------------------------------------------------------------------------------
1988                               12.05           13.67               --               0.5120             17.83
---------------------------------------------------------------------------------------------------------------------------
1989                               13.67           16.32             0.1675             0.5178             24.59
---------------------------------------------------------------------------------------------------------------------------
1990                               16.32           15.85               --               0.3030             (1.01)
---------------------------------------------------------------------------------------------------------------------------
1991                               15.85           21.17               --               0.2526             35.34
---------------------------------------------------------------------------------------------------------------------------
1992                               21.17           21.74               --               0.2432              3.90
---------------------------------------------------------------------------------------------------------------------------
1993                               21.74           20.86             0.0310             0.2818             (2.59)
---------------------------------------------------------------------------------------------------------------------------
1994                               20.86           18.18             1.2111             0.2417             (5.87)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.18           22.39             1.5085             0.2475             33.21
---------------------------------------------------------------------------------------------------------------------------
1996                               22.39           24.37             3.0247             0.2584             23.46
---------------------------------------------------------------------------------------------------------------------------
1997                               24.37           29.29             2.6664             0.2064             31.86
---------------------------------------------------------------------------------------------------------------------------
1998                               29.29           32.46             1.7755             0.1707             17.97
---------------------------------------------------------------------------------------------------------------------------
1999                               32.46           34.05             1.2696             0.0112              9.03
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  34.05           34.55               --               0.0502              1.62
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $15.2900            $6.6811
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 08/31/00:   706.43%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                      NET ASSET VALUE
                                ---------------------------
                                                                CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED       DIVIDENDS PAID     TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $18.04          $21.14               --              $0.1074             17.85%
---------------------------------------------------------------------------------------------------------------------------
1992                               21.14           21.69               --               0.0992              3.09
---------------------------------------------------------------------------------------------------------------------------
1993                               21.69           20.82            $0.0310             0.1193             (3.31)
---------------------------------------------------------------------------------------------------------------------------
1994                               20.82           18.15             1.2111             0.0768             (6.62)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.15           22.35             1.5085             0.0715             32.18
---------------------------------------------------------------------------------------------------------------------------
1996                               22.35           24.32             3.0247             0.0643             22.55
---------------------------------------------------------------------------------------------------------------------------
1997                               24.32           29.20             2.6508             0.0044             30.79
---------------------------------------------------------------------------------------------------------------------------
1998                               29.20           32.26             1.7755               --               17.02
---------------------------------------------------------------------------------------------------------------------------
1999                               32.26           33.58             1.2696               --                8.21
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  33.58           33.95               --                 --                1.10
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $11.4712            $0.5429
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 08/31/00:     204.86%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH AND INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                --------------------------
                                                                CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED       DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $19.96          $21.75              --               $0.1160              9.58%
---------------------------------------------------------------------------------------------------------------------------
1993                               21.75           20.87            $0.0310             0.1308             (3.30)
---------------------------------------------------------------------------------------------------------------------------
1994                               20.87           18.20             1.2111             0.0756             (6.61)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.20           22.42             1.5085             0.0728             32.21
---------------------------------------------------------------------------------------------------------------------------
1996                               22.42           24.39             3.0247             0.0781             22.55
---------------------------------------------------------------------------------------------------------------------------
1997                               24.39           29.24             2.6664             0.0318             30.77
---------------------------------------------------------------------------------------------------------------------------
1998                               29.24           32.32             1.7755               --               17.06
---------------------------------------------------------------------------------------------------------------------------
1999                               32.32           33.65             1.2696               --                8.23
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  33.65           34.02               --                 --                1.10
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $11.4868            $0.5051
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 08/31/00:  168.56%
---------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)

                                                 % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                    MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                ------------------------------     -----------------------------
                                                           CLASS                              CLASS
                                                ------------------------------     -----------------------------
                                                 A*         B**         C***        A*         B**        C***
---------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/00                     7.52%       6.68%       6.70%       2.67%     1.68%      5.70%
---------------------------------------------------------------------------------------------------------------------
Five Years Ended 09/30/00                       15.71       14.80       14.81       14.64     14.57      14.81
---------------------------------------------------------------------------------------------------------------------
Ten Years Ended 09/30/00                        13.66        N/A         N/A        13.14      N/A        N/A
---------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 09/30/00+    12.79       11.99       11.80       12.48     11.99      11.80
---------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operation dates are December 20, 1983, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 2000 and since inception, February 12, 1992, through August 31, 2000, Class Y shares had a total return of 12.48% and 179.45%, respectively. For the one year and five year periods ended September 30, 2000 and since inception, February 12, 1992 through September 30, 2000, Class Y shares have an average annual total return of 7.83%, 16.02% and 11.78%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND
PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                              TOTAL RETURN(1)
                                -------------------------------------------      -----------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                 08/31/00        02/29/00         08/31/99        ENDED 08/31/00       ENDED 08/31/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $16.83          $16.74           $10.67              69.33%               0.54%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     16.56           16.52            10.59              68.00                0.24
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     14.86           14.83             9.57              68.14                0.20
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                -------------------------
                                                                CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                 $ 9.55          $10.50             --                 --                   9.95%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.50           12.19             --                 --                  16.10
---------------------------------------------------------------------------------------------------------------------------
1994                               12.19           11.98          $0.0433               --                  (1.36)
---------------------------------------------------------------------------------------------------------------------------
1995                               11.98           14.67           0.7480               --                  28.79
---------------------------------------------------------------------------------------------------------------------------
1996                               14.67           14.92           2.3244               --                  17.87
---------------------------------------------------------------------------------------------------------------------------
1997                               14.92           13.55           3.4608               --                  15.14
---------------------------------------------------------------------------------------------------------------------------
1998                               13.55           10.34           4.5107               --                  11.81
---------------------------------------------------------------------------------------------------------------------------
1999                               10.34           14.29           0.9297               --                  48.37
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  14.29           16.83                                --                  17.77
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $12.0169           $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 08/31/00:   329.96%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                                -------------------------
                                                               CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                 $10.00          $10.93             --                 --                   9.30%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.93           12.59             --                 --                  15.19
---------------------------------------------------------------------------------------------------------------------------
1994                               12.59           12.28          $0.0433               --                  (2.03)
---------------------------------------------------------------------------------------------------------------------------
1995                               12.28           14.94           0.7480               --                  27.73
---------------------------------------------------------------------------------------------------------------------------
1996                               14.94           15.11           2.3244               --                  17.01
---------------------------------------------------------------------------------------------------------------------------
1997                               15.11           13.64           3.4608               --                  14.28
---------------------------------------------------------------------------------------------------------------------------
1998                               13.64           10.33           4.5107               --                  10.85
---------------------------------------------------------------------------------------------------------------------------
1999                               10.33           14.13           0.9297               --                  46.96
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  14.13           16.56             --                 --                  17.20
---------------------------------------------------------------------------------------------------------------------------
                                                         Totals: $12.0169            $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 08/31/00:   308.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                              ---------------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED    DIVIDENDS PAID       TOTAL RETURN(1)
--------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                $  8.89          $10.46               --            --                   17.66%
--------------------------------------------------------------------------------------------------------------------
1993                               10.46           12.05               --            --                   15.20
--------------------------------------------------------------------------------------------------------------------
1994                               12.05           11.75            $0.0433          --                   (2.13)
--------------------------------------------------------------------------------------------------------------------
1995                               11.75           14.26             0.7480          --                   27.82
--------------------------------------------------------------------------------------------------------------------
1996                               14.26           14.31             2.3244          --                   16.98
--------------------------------------------------------------------------------------------------------------------
1997                               14.31           12.74             3.4608          --                   14.39
--------------------------------------------------------------------------------------------------------------------
1998                               12.74            9.33             4.5107          --                   10.82
--------------------------------------------------------------------------------------------------------------------
1999                                9.33           12.68             0.9297          --                   47.17
--------------------------------------------------------------------------------------------------------------------
01/01/99-08/31/00                  12.68           14.86               --            --                   17.19
--------------------------------------------------------------------------------------------------------------------
                                                           Totals: $12.0169       $0.0000
--------------------------------------------------------------------------------------------------------------------
                                                               CUMULATIVE TOTAL RETURN AS OF 08/31/00:   333.83%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)

                                                  % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                     MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                -------------------------------   ------------------------------------
                                                           CLASS                              CLASS
                                                -------------------------------   ------------------------------------
                                                  A*        B**         C***         A*        B**         C***
----------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/00                    48.57%      47.53%      47.51%     41.88%      42.53%      46.51%
----------------------------------------------------------------------------------------------------------------------
Five Years Ended 09/30/00                       18.97       18.02       18.05      17.88       17.82       18.05
----------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 09/30/00+    17.11       16.41       17.75      16.47       16.41       17.75
----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are April 7, 1992 for Class A and Class B shares and July 2, 1992 for Class C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 2000 and since inception March 17, 1998 through August 31, 2000, Class Y shares had a total return of 69.72% and 78.56%, respectively. For the year ended September 30, 2000 and since inception March 17, 1998 through September 30, 2000, Class Y shares have an average annual total return of 49.01% and 19.93%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                 TOTAL RETURN(1)
                              --------------------------------------------   ----------------------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                 08/31/00        02/29/00         08/31/99        ENDED 08/31/00       ENDED 08/31/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $33.82          $32.48           $26.85              34.04%               4.13%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     30.10           29.02            24.26              32.96                3.72
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     30.51           29.41            24.56              33.01                3.74
---------------------------------------------------------------------------------------------------------------------------



PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              ----------------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED       DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
03/18/85-12/31/85                $  9.15          $10.55               --              $0.1275             16.87%
---------------------------------------------------------------------------------------------------------------------------
1986                               10.55           10.86            $0.4064             0.1042              7.64
---------------------------------------------------------------------------------------------------------------------------
1987                               10.86            9.81             1.4051             0.0847              4.34
---------------------------------------------------------------------------------------------------------------------------
1988                                9.81           11.87               --               0.1011             22.05
---------------------------------------------------------------------------------------------------------------------------
1989                               11.87           14.79             1.1520               --               34.27
---------------------------------------------------------------------------------------------------------------------------
1990                               14.79           12.98             0.4625             0.1625             (7.72)
---------------------------------------------------------------------------------------------------------------------------
1991                               12.98           18.53             0.6003             0.0072             47.61
---------------------------------------------------------------------------------------------------------------------------
1992                               18.53           18.66             0.6235               --                4.15
---------------------------------------------------------------------------------------------------------------------------
1993                               18.66           21.14             1.0734               --               19.17
---------------------------------------------------------------------------------------------------------------------------
1994                               21.14           18.81             0.0258               --              (10.90)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.81           23.12             1.8440               --               33.02
---------------------------------------------------------------------------------------------------------------------------
1996                               23.12           24.24             2.1056               --               14.11
---------------------------------------------------------------------------------------------------------------------------
1997                               24.24           21.24             6.7819               --               17.01
---------------------------------------------------------------------------------------------------------------------------
1998                               21.24           25.85             2.0057               --               31.95
---------------------------------------------------------------------------------------------------------------------------
1999                               25.85           32.17             1.9441               --               32.43
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  32.17           33.82               --                 --                5.13
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $20.4303            $0.5872
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 08/31/00:  957.28%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES


                                   NET ASSET VALUE
                             -----------------------------       CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED     DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $15.63          $18.47            $0.6003          $0.0037               22.18%
---------------------------------------------------------------------------------------------------------------------------
1992                               18.47           18.44             0.6235             --                  3.30
---------------------------------------------------------------------------------------------------------------------------
1993                               18.44           20.71             1.0734             --                 18.26
---------------------------------------------------------------------------------------------------------------------------
1994                               20.71           18.28             0.0258             --                (11.61)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.28           22.22             1.8440             --                 31.95
---------------------------------------------------------------------------------------------------------------------------
1996                               22.22           23.02             2.1056             --                 13.24
---------------------------------------------------------------------------------------------------------------------------
1997                               23.02           19.62             6.7819             --                 16.17
---------------------------------------------------------------------------------------------------------------------------
1998                               19.62           23.48             2.0057             --                 30.76
---------------------------------------------------------------------------------------------------------------------------
1999                               23.48           28.78             1.9441             --                 31.35
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  28.78           30.10               --               --                  4.59
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $17.0043          $0.0037
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 08/31/00:   321.79%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                             -----------------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED    DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $17.04          $18.57            $0.6235            --                   12.73%
---------------------------------------------------------------------------------------------------------------------------
1993                               18.57           20.85             1.0734            --                   18.19
---------------------------------------------------------------------------------------------------------------------------
1994                               20.85           18.41             0.0258            --                  (11.58)
---------------------------------------------------------------------------------------------------------------------------
1995                               18.41           22.40             1.8440            --                   32.00
---------------------------------------------------------------------------------------------------------------------------
1996                               22.40           23.21             2.1056            --                   13.18
---------------------------------------------------------------------------------------------------------------------------
1997                               23.21           19.83             6.7819            --                   16.13
---------------------------------------------------------------------------------------------------------------------------
1998                               19.83           23.77             2.0057            --                   30.84
---------------------------------------------------------------------------------------------------------------------------
1999                               23.77           29.17             1.9441            --                   31.39
---------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                  29.17           30.51               --              --                    4.59
---------------------------------------------------------------------------------------------------------------------------
                                                           Totals: $16.4040         $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 08/31/00:    267.49%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)

                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                ------------------------------  ----------------------------------
                                                           CLASS                              CLASS
                                                ------------------------------  ----------------------------------
                                                  A*         B**        C***         A*         B**        C***
------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/00                    23.10%      22.06%      22.12%     17.56%      17.06%      21.12%
------------------------------------------------------------------------------------------------------------------
Five Years Ended 09/30/00                       19.80       18.83       18.85      18.70       18.63       18.85
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 09/30/00                        18.37        N/A         N/A       17.82        N/A         N/A
------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 09/30/00+    15.83       15.89       16.03      15.48       15.89       16.03
------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are March 18, 1985, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 2000 and since inception, August 26, 1991 through August 31, 2000, Class Y shares had a total return of 34.52% and 315.06%, respectively. For the one year and five year periods ended September 30, 2000 and since inception through September 30, 2000, Class Y shares have an average annual total return of 23.54%, 20.16% and 15.98%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH AND INCOME FUND



PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 2000

 NUMBER OF
  SHARES                                                      VALUE
-----------                                                  -------
COMMON STOCKS--87.75%

AIRLINES--1.37%
  211,300  AMR Corp.* .................................  $   6,933,281
  183,600  Delta Air Lines, Inc. ......................      9,088,200
                                                         -------------
                                                            16,021,481
                                                         -------------

BANKS--3.32%
  448,050  Chase Manhattan Corp. ......................     25,034,793
  317,300  FleetBoston Financial Corp. ................     13,544,744
                                                         -------------
                                                            38,579,537
                                                         -------------

CHEMICALS--0.95%
  423,354  Dow Chemical Co. ...........................     11,086,583
                                                         -------------

COMPUTER HARDWARE--7.35%
  313,280  Apple Computer, Inc.* ......................     19,090,500
  720,000  Cisco Systems, Inc.* .......................     49,410,000
  389,000  Dell Computer Corp.* .......................     16,970,125
                                                         -------------
                                                            85,470,625
                                                         -------------

COMPUTER SOFTWARE--3.83%
  197,600  IBM Corp.. .................................     26,083,200
  264,425  Microsoft Corp.* ...........................     18,460,170
                                                         -------------
                                                            44,543,370
                                                         -------------

DEFENSE & AEROSPACE--2.07%
  316,500  Boeing Co. .................................     16,972,312
  155,847  TRW, Inc. ..................................      7,120,260
                                                         -------------
                                                            24,092,572
                                                         -------------

DIVERSIFIED RETAIL--2.38%
  327,500  Federated Department Stores, Inc.* .........      9,047,187
  798,500  Target Corp. ...............................     18,565,125
                                                         -------------
                                                            27,612,312
                                                         -------------

DRUGS & MEDICINE--5.52%
  297,700  American Home Products Corp. ...............     16,131,619
  594,390  Pfizer, Inc. ...............................     25,707,367
  556,100  Schering-Plough Corp. ......................     22,313,513
                                                         -------------
                                                            64,152,499
                                                         -------------

ELECTRIC UTILITIES--2.37%
  181,467  Duke Energy Corp. ..........................     13,576,000
  221,000  Energy East Corp. ..........................      5,013,937
  197,200  Unicom Corp. ...............................      9,009,575
                                                         -------------
                                                            27,599,512
                                                         -------------

ELECTRICAL EQUIPMENT--5.07%
  152,553  Honeywell, Inc. ............................      5,882,825
  412,000  Jabil Circuit, Inc.* .......................     26,290,750
  118,400  Johnson Controls, Inc. .....................      6,327,000
  565,728  Motorola, Inc. .............................     20,401,566
                                                         -------------
                                                            58,902,141
                                                         -------------

ELECTRICAL POWER--0.79%
  138,233  Emerson Electric Co. .......................    $ 9,149,297
                                                         -------------

ENERGY RESERVES & PRODUCTION--8.98%
  246,831  Chevron Corp. ..............................     20,857,220
  314,385  El Paso Energy Corp. .......................     18,312,926
  319,922  Exxon Mobil Corp. ..........................     26,113,633
  186,261  Phillips Petroleum Co. .....................     11,524,900
  341,500  Royal Dutch Petroleum Co., ADR .............     20,895,531
  219,790  Tosco Corp. ................................      6,703,595
                                                         -------------
                                                           104,407,805
                                                         -------------

ENTERTAINMENT--1.52%
  263,000  Viacom, Inc., Class B* .....................     17,703,188
                                                         -------------
FINANCIAL SERVICES--6.09%
  439,384  Citigroup, Inc. ............................     25,649,041
  215,400  Federal Home Loan Mortgage Corp. ...........      9,073,725
  254,400  General Electric Co. .......................     14,930,100
  295,543  MBNA Corp. .................................     10,436,362
   93,275  Providian Financial Corp. ..................     10,720,795
                                                         -------------
                                                            70,810,023
                                                         -------------

FOREST PRODUCTS & PAPER--1.59%
  133,000  International Paper Co. ....................      4,239,375
  307,814  Weyerhaeuser Co. ...........................     14,255,636
                                                         -------------
                                                            18,495,011
                                                         -------------

INDUSTRIAL PARTS--3.81%
  156,666  Ingersoll Rand Co. .........................      7,138,095
  122,500  Mettler-Toledo International Inc., ADR .....      5,795,781
  501,400  United Technologies Corp. ..................     31,306,162
                                                         -------------
                                                            44,240,038
                                                         -------------

INDUSTRIAL SERVICES & SUPPLIES--1.51%
  307,400  Tyco International, Ltd. ...................     17,521,800
                                                         -------------

INFORMATION & COMPUTER SERVICES--1.28%
  253,500  America Online Inc.* .......................     14,861,438
                                                         -------------

LIFE INSURANCE--1.70%
  381,218  AXA Financial Inc. .........................     19,728,031
                                                         -------------

LONG DISTANCE & PHONE COMPANIES--2.04%
  334,500  Worldcom Inc.* .............................     12,209,250
  262,800  Verizon Communications .....................     11,464,650
                                                         -------------
                                                            23,673,900
                                                         -------------

MEDIA--0.87%
  271,858  Comcast Corp., Class A* ....................     10,126,711
                                                         -------------

MEDICAL PRODUCTS--1.08%
  150,275  Baxter International, Inc. .................     12,510,394
                                                         -------------

MINING & METALS--1.31%
  456,204  Alcoa, Inc. ................................     15,168,783
                                                         -------------


                                                                              19



 NUMBER OF
  SHARES                                                     VALUE
 ----------                                                  -----
COMMON STOCKS--(CONCLUDED)

MOTOR VEHICLES--0.57%
  142,600  Borg Warner Automotive, Inc. .............. $     4,901,875
  107,635  Delphi Automotive Systems Corp. ...........       1,769,250
                                                         -------------
                                                             6,671,125
                                                         -------------

OIL REFINING--0.52%
  233,500  Conoco, Inc. ..............................       6,100,188
                                                         -------------
OIL SERVICES--2.30%
  374,886  Halliburton Co. ...........................      19,868,958
  115,800  Transocean Sedco Forex, Inc. ..............       6,919,050
                                                         -------------
                                                            26,788,008
                                                         -------------

OTHER INSURANCE--1.14%
  205,032  Ambac Financial Group Inc. ................      13,250,193
                                                         -------------

PUBLISHING--2.04%
  294,461  Knight Ridder, Inc. .......................      16,084,932
  193,711  New York Times Co., Class A ...............       7,591,050
                                                         -------------
                                                            23,675,982
                                                         -------------

SECURITIES & ASSET MANAGEMENT--4.63%
  149,000  Merrill Lynch & Co., Inc. .................$     21,605,000
  300,000  Morgan Stanley Dean Witter & Co. ..........      32,268,750
                                                         -------------
                                                            53,873,750
                                                         -------------

SEMICONDUCTOR--7.25%
  257,048  Applied Materials, Inc.* ..................      22,186,456
  303,958  Intel Corp. ...............................      22,758,855
  173,977  JDS Uniphase Corp.* .......................      21,657,418
  263,700  Texas Instruments, Inc. ...................      17,651,419
                                                         -------------
                                                            84,254,148
                                                         -------------

SPECIALTY RETAIL--1.57%
  221,903  Circuit City Stores, Inc. .................       5,755,609
  260,397  Home Depot, Inc. ..........................      12,515,331
                                                         -------------
                                                            18,270,940
                                                         -------------

WIRELESS TELECOMMUNICATIONS--0.93%
  196,000  Nextel Communications, Inc.* ..............      10,865,750
                                                         -------------

Total Common Stocks (cost--$705,797,613) .............   1,020,207,135
                                                         -------------

PRINCIPAL
 AMOUNT                                                                            MATURITY      INTEREST
  (000)                                                                             DATES         RATES
---------                                                                          --------      --------
CONVERTIBLE BOND--1.66%
FINANCIAL SERVICES--1.66%
$ 16,100  Verizon Financial Services Inc.# (cost--$15,987,161)                     09/15/05       4.250%       19,320,000
                                                                                                           --------------

U.S. AGENCY OBLIGATION--8.59%
 100,000  Federal Home Loan Mortgage Corp. Discount Notes (cost--$99,893,000)..    09/07/00       6.420        99,893,000
                                                                                                           --------------

REPURCHASE AGREEMENT--1.79%

  20,755  Repurchase agreement dated 08/31/00 with SG Warburg, collateralized by $16,819,000 U.S. Treasury Bonds 8.125%
           due 08/15/21 (value--$21,170,916); proceeds: $20,758,805
           (cost--$20,755,000) ................................................    09/01/00      6.600         20,755,000
                                                                                                           --------------

Total Investments (cost--$842,432,774)--99.79%.................................                             1,160,175,135
Other assets in excess of liabilities--0.21%...................................                                 2,438,388
                                                                                                           --------------
Net Assets--100.00%............................................................                            $1,162,613,523
                                                                                                            ==============

----------------------
*    Non-Income producing security.
@    Interest rate reflects yield to maturity at date of purchase.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR  American Depositary Receipt.

                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 2000


 NUMBER OF
  SHARES                                                                       VALUE
-----------                                                                 -----------
COMMON STOCKS--93.58%

AIRLINES--0.29%
    50,000   America West Holding Corp.*(1) .............................   $  731,250
                                                                            ----------
COMPUTER-BUSINESS SERVICES--0.38%
     6,000   Ebay Inc.* .................................................      372,000
    12,000   Priceline.com Inc.*(1) .....................................      326,250
     2,000   Yahoo!, Inc.* ..............................................      243,000
                                                                            ----------
                                                                               941,250
                                                                            ----------

COMPUTER HARDWARE--2.92%
    60,000   EMC Corp.* .................................................    5,880,000
     1,700   McDATA Corp.* ..............................................      182,856
    10,000   Network Appliance, Inc.* ...................................    1,170,000
                                                                            ----------
                                                                             7,232,856
                                                                            ----------

COMPUTER SOFTWARE--11.39%
    35,000   BMC Software, Inc.* ........................................      945,000
    10,000   Broadbase Software Inc.* ...................................      209,375
     7,800   Cacheflow Inc.* ............................................      853,125
   162,000   Cadence Design Systems Inc.* ...............................    3,442,500
    20,000   E Piphany Inc.*(1) .........................................    2,080,000
    19,250   i2 Technologies, Inc.*(1) ..................................    3,256,859
    90,000   Intuit* ....................................................    5,388,750
    10,000   Marimba Inc.* ..............................................      168,750
    40,000   New Era of Networks Inc.* ..................................    1,402,500
   125,000   Peregrine Systems Inc.* ....................................    3,992,188
    27,000   Siebel Systems Inc.* .......................................    5,340,937
    30,000   Vignette Corp. .............................................    1,143,750
                                                                            ----------
                                                                            28,223,734
                                                                            ----------

CONSUMER DURABLES--1.03%
    35,000   Black & Decker Corp. .......................................    1,402,188
    30,000   Whirlpool Corp. ............................................    1,140,000
                                                                            ----------
                                                                             2,542,188
                                                                            ----------

DEFENSE & AEROSPACE--1.38%
    75,000   TRW, Inc.(1) ...............................................    3,426,562
                                                                            ----------

DIVERSIFIED RETAIL--0.45%
    40,000   Federated Department Stores, Inc.* .........................    1,105,000
                                                                            ----------

DRUGS & MEDICINE--0.70%
    25,000   Biogen Inc.* ...............................................    1,728,125
                                                                            ----------

ELECTRIC UTILITIES--2.64%
    66,000   Calpine Corp.* .............................................    6,534,000
                                                                            ----------
ELECTRICAL EQUIPMENT--10.64%
     8,700   Epcos AG ...................................................      890,663
    51,270   Flextronics International Ltd.* ............................    4,271,432
    90,000   Jabil Circuit Inc.* ........................................    5,743,125
    75,000   Sawtek Inc.* ...............................................    3,782,812

ELECTRICAL EQUIPMENT--(CONCLUDED)
   100,000   SCI Systems Inc.*(1) .......................................   $6,175,000
    50,000   Solectron Corp.*(1) ........................................    2,265,625
    50,000   Teradyne, Inc.* ............................................    3,240,625
                                                                            ----------
                                                                            26,369,282
                                                                            ----------
GAS UTILITY--0.57%
    25,000   Equitable Resources Inc. ...................................    1,407,813
                                                                            ----------
INDUSTRIAL PARTS--2.15%
    75,000   Helix Technology Corp. .....................................    2,840,625
    48,000   PRI Automation Inc.*(1) ....................................    2,478,000
                                                                            ----------
                                                                             5,318,625
                                                                            ----------

INFORMATION & COMPUTER SERVICES--3.25%
     2,700   Akamai Technologies, Inc.* .................................      204,019
    60,000   America Online Inc.* .......................................    3,517,500
    20,000   Ariba Inc.*(1) .............................................    3,147,500
    50,000   Comdisco Inc. ..............................................    1,200,000
                                                                            ----------
                                                                             8,069,019
                                                                            ----------

MANUFACTURING-GENERAL--0.95%
    50,000   Mettler-Toledo International Inc., ADR .....................    2,365,625
                                                                            ----------

MANUFACTURING-HIGH TECHNOLOGY--1.61%
   105,000   ASM Lithography Holdings N.V.* .............................    4,003,125
                                                                            ----------

MEDIA--6.65%
    25,000   Cablevision Systems Corp.*(1) ..............................    1,681,250
    32,900   Clear Channel Communications* ..............................    2,381,137
    62,400   Comcast Corp., Class A* ....................................    2,324,400
    32,500   Emmis Communications Corp.*(1) .............................    1,066,406
    59,859   Gemstar-TV Guide International, Inc.* ......................    5,402,275
    46,500   Infinity Broadcasting Corp.* ...............................    1,761,188
    60,000   Penton Media Inc. ..........................................    1,878,750
                                                                            ----------
                                                                            16,495,406
                                                                            ----------

MEDICAL PROVIDERS--0.67%
    65,000   Lincare Holdings Inc.*(1) ..................................    1,657,500
                                                                            ----------

MOTOR VEHICLES--1.66%
   110,000   Navistar International Corp.* ..............................    4,125,000
                                                                            ----------

OIL REFINING--1.98%
    65,000   Conoco, Inc. ...............................................    1,698,125
    25,000   Smith International Inc. * .................................    1,987,500
    40,000   Tosco Corp. ................................................    1,220,000
                                                                            ----------
                                                                             4,905,625
                                                                            ----------
OIL SERVICES--5.73%
    45,000   Cooper Cameron Corp.*(1) ...................................    3,501,562
    65,000   Diamond Offshore Drilling, Inc.*(1) ........................    2,912,813

PAINEWEBBER MID CAP FUND

 NUMBER OF
  SHARES                                                                          VALUE
-----------                                                                   ------------
COMMON STOCKS--(CONCLUDED)

OIL SERVICES--(CONCLUDED)
      95,000   Ensco International Inc. ...................................   $  3,788,125
      40,000   Grant Prideco, Inc.* .......................................        940,000
      65,000   Weatherford International, Inc.*(1) ........................      3,050,937
                                                                              ------------
                                                                                14,193,437
                                                                              ------------

OTHER INSURANCE--0.83%
      32,000   Ambac Financial Group, Inc. ................................      2,068,000
                                                                              ------------

SEMICONDUCTOR--22.80%
      39,000   Alpha Industries, Inc.* ....................................      1,967,062
      25,000   Altera Corp.* ..............................................      1,620,313
      14,000   Applied Micro Circuits Corp.* ..............................      2,841,125
      70,000   Atmel Corp.* ...............................................      1,400,000
      35,000   Bookham Technology Plc* ....................................      2,161,250
      30,000   Chartered Semiconductor
                  Manufacturing Ltd.* .....................................      2,546,250
      50,000   Fairchild Semiconductor
                  International,Inc* ......................................      1,987,500
      70,000   JDS Uniphase Corp.* ........................................      8,713,906
     140,000   Lam Research Corp.* ........................................      4,217,500
      52,600   Maxim Integrated Productions Inc.* .........................      4,612,362
      60,000   Novellus Systems Inc.* .....................................      3,693,750
      26,000   RF Micro Devices Inc.* .....................................      1,160,250
      42,000   SDL Inc.* ..................................................     16,687,125
      32,700   Vitesse Semiconductor Corp.*(1) ............................      2,904,169
                                                                              ------------
                                                                                56,512,562
                                                                              ------------

SPECIALTY RETAIL--1.18%
      90,000   Bed, Bath & Beyond Inc.* ...................................   $  1,580,625
      30,000   Lowe's Companies Inc. ......................................      1,344,375
                                                                              ------------
                                                                                 2,925,000
                                                                              ------------

WIRELESS TELECOMMUNICATIONS--11.73%
      92,000   Advanced Fibre Communications* .............................      4,863,062
     180,000   Aspect Communications Inc.* ................................      4,061,250
       4,300   Avanex Corp.*(1) ...........................................        651,316
       4,000   Avici Systems Inc.* ........................................        599,250
      22,000   Ciena Corp.* ...............................................      4,877,125
      49,000   Comverse Technology, Inc.* .................................      4,504,937
       8,000   Corvis Corporation*(1) .....................................        830,500
      35,000   Foundry Networks, Inc.*(1) .................................      3,257,188
      32,749   Global Crossing Ltd.* ......................................        984,517
      20,250   Worldcom Inc.* .............................................        739,125
      10,000   Polycom, Inc.* .............................................      1,123,750
       4,000   Redback Networks Inc.* .....................................        597,500
      14,400   Sycamore Networks, Inc.*(1) ................................      1,980,000
                                                                              ------------
                                                                                29,069,520
                                                                              ------------
               Total Common Stocks (cost--$130,515,489) ...................    231,950,504
                                                                              ------------

PRINCIPAL
 AMOUNT                                                                           MATURITY      INTEREST
  (000)                                                                            DATES          RATES
---------                                                                         --------      ---------
U.S. AGENCY OBLIGATION--2.82%
  $7,000  Federal Home Loan Mortgage Corp. Discount Notes (cost--$6,991,262) ...  09/08/00        6.420%@       6,991,262
                                                                                                             ------------

REPURCHASE AGREEMENT--3.86%
   9,579  Repurchase Agreement dated 08/31/00 with Dresdner Bank, collateralized by $9,715,000 U.S. Treasury Notes, 5.500%
           due 12/31/00 (value--$9,771,153); proceeds: $9,580,756
           (cost--$9,579,000) ..................................................  09/01/00        6.600         9,579,000
                                                                                                             ------------
Total Investments (cost--$147,085,751)--100.26% ................................                              248,520,766
Liabilities in excess of other assets--(0.26)% .................................                                 (645,586)
                                                                                                             ------------
Net Assets--100.00% ............................................................                             $247,875,180
                                                                                                             ============

------------------------
*    Non-Income producing security.
@    Interest rate reflects yield to maturity at date of purchase.
(1) Security, or portion thereof, was on loan at August 31, 2000. ADR American Depositary Receipt.

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 2000

NUMBER OF
  SHARES                                                                          VALUE
----------                                                                        -----
COMMON STOCKS--89.03%

AGRICULTURE, FOOD & BEVERAGE--0.38%
     55,300   Sysco Corp. ................................................   $ 2,339,881
                                                                             -----------
AIRLINES--0.71%
    195,000   Southwest Airlines Co. .....................................     4,411,875
                                                                             -----------
ALCOHOL--0.51%
     40,000   Anheuser-Busch Companies, Inc. .............................     3,152,500
                                                                             -----------
APPAREL & RETAIL--0.27%
     75,000   Gap, Inc. ..................................................     1,682,813
                                                                             -----------
APPAREL & TEXTILES--0.48%
     75,600   Nike, Inc., Class B ........................................     2,990,925
                                                                             -----------
BANKS--0.54%
     60,000   Chase Manhattan Corp. ......................................     3,352,500
                                                                             -----------
CHEMICALS--0.66%
     80,200   Sealed Air Corp.*(1) .......................................     4,115,263
                                                                             -----------
COMPUTER-BUSINESS SERVICES--0.99%
     60,000   CMG Information Services, Inc.*(1) .........................     2,685,000
     26,100   Priceline.com Inc.*(1) .....................................       709,594
     22,500   Yahoo!, Inc.* ..............................................     2,733,750
                                                                             -----------
                                                                               6,128,344
                                                                             -----------
COMPUTER HARDWARE--17.15%
    108,000   Apple Computer, Inc.* ......................................     6,581,250
    360,000   Cisco Systems, Inc.* .......................................    24,705,000
    280,000   Dell Computer Corp.* .......................................    12,215,000
    256,000   EMC Corp.* .................................................    25,088,000
    140,000   Network Appliance, Inc.* ...................................    16,380,000
    168,000   Sun Microsystems, Inc.*(1) .................................    21,325,500
                                                                             -----------
                                                                             106,294,750
                                                                             -----------

COMPUTER SOFTWARE--2.95%
     31,400   Adobe Systems, Inc. ........................................     4,082,000
    100,000   Cadence Design Systems, Inc.* ..............................     2,125,000
     40,100   IBM Corp. ..................................................     5,293,200
     50,000   Intuit .....................................................     2,993,750
     54,300   Microsoft Corp.* ...........................................     3,790,819
                                                                             -----------
                                                                              18,284,769
                                                                             -----------
CONSUMER DURABLES--0.77%
     70,000   Avery Dennison Corp. .......................................     3,784,375
     50,000   Masco Corp. ................................................       975,000
                                                                             -----------
                                                                               4,759,375
                                                                             -----------
DIVERSIFIED RETAIL--2.93%
    160,900   Costco Companies, Inc.* ....................................     5,540,994
     91,000   Kohl's Corp.* ..............................................     5,096,000
    100,000   Target Corp.* ..............................................     2,325,000
    110,000   Wal-Mart Stores, Inc. ......................................     5,218,125
                                                                             -----------
                                                                              18,180,119
                                                                             -----------
DRUGS & MEDICINE--3.39%
     49,312   Cardinal Health, Inc. ......................................     4,034,338
     90,000   Elan Corp. PLC, ADR*(1) ....................................     5,248,125
     14,000   Genetech, Inc.* ............................................     2,667,000
     60,000   Pfizer, Inc. ...............................................     2,595,000
     65,000   Pharmacyclics, Inc.*(1) ....................................     3,258,125
     80,000   Schering-Plough Corp.* .....................................     3,210,000
                                                                             -----------
                                                                              21,012,588
                                                                             -----------
ELECTRIC UTILITIES--0.89%
     56,000   Calpine Corp. ..............................................     5,544,000
                                                                             -----------
ELECTRICAL EQUIPMENT--7.45%
     15,000   Comverse Technology, Inc.* .................................     1,379,063
     23,000   Corning, Inc. ..............................................     7,542,562
     74,400   Jabil Circuit, Inc.* .......................................     4,747,650
     34,200   KLA-Tencor Corp. * .........................................     2,244,375
    110,600   Level 3 Communications, Inc. ...............................     9,648,122
     75,400   Motorola, Inc. .............................................     2,719,112
    100,000   SCI Systems, Inc.* .........................................     6,175,000
     70,000   Tellabs, Inc.* .............................................     3,933,125
    120,000   Teradyne, Inc.* ............................................     7,777,500
                                                                             -----------
                                                                              46,166,509
                                                                             -----------

ENERGY RESERVES & PRODUCTION--0.72%
     54,403   Exxon Mobil Corp. ..........................................     4,440,645
                                                                             -----------
ENTERTAINMENT--3.82%
    125,000   Carnival Corp. .............................................     2,492,187
    480,000   Liberty Media Group ........................................    10,260,000
    162,649   Viacom, Inc.* ..............................................    10,948,311
                                                                             -----------
                                                                              23,700,498
                                                                             -----------

ENVIRONMENTAL SERVICES--0.35%
    150,000   Republic Services, Inc.* ...................................     2,193,750
                                                                             -----------
FINANCIAL SERVICES--2.86%
     72,000   Citigroup, Inc. ............................................     4,203,000
     80,000   Federal Home Loan Mortgage Corp. ...........................     3,370,000
     50,300   Federal National Mortgage Association ......................     2,703,625
     64,200   General Electric Co. .......................................     3,767,737
    105,000   MBNA Corp. .................................................     3,707,813
                                                                             -----------
                                                                              17,752,175
                                                                             -----------
FOOD RETAIL--0.60%
     75,000   Safeway, Inc.* .............................................     3,698,438
                                                                             -----------
FREIGHT, AIR, SEA & LAND--0.45%
     50,000   United Parcel Service, Inc. ................................     2,771,875
                                                                             -----------
INDUSTRIAL PARTS--0.33%
     45,000   Ingersoll Rand Co. .........................................     2,050,313
                                                                             -----------

PAINEWEBBER GROWTH FUND

NUMBER OF
  SHARES                                                                          VALUE
----------                                                                        -----
COMMON STOCKS--(CONCLUDED)

INDUSTRIAL SERVICES & SUPPLIES--1.77%
     49,905   Capesuccess LLC* ...........................................   $    16,932
     13,056   Immedient Corp.* ...........................................         4,308
    192,532   Tyco International, Ltd., ADR ..............................    10,974,324
                                                                             -----------
                                                                              10,995,564
                                                                             -----------

INFORMATION & COMPUTER SERVICES--4.62%
    145,000   America Online, Inc.* ......................................     8,500,625
     30,000   Computer Sciences Corp.* ...................................     2,371,875
     40,000   Omnicom Group, Inc. ........................................     3,337,500
    225,000   Paychex, Inc.(1) ...........................................    10,040,625
     50,000   Valassis Communications, Inc.* .............................     1,443,750
     50,000   Young & Rubicam, Inc.* .....................................     2,925,000
                                                                             -----------
                                                                              28,619,375
                                                                             -----------

LIFE INSURANCE--0.92%
    110,000   AXA Financial, Inc. ........................................     5,692,500
                                                                             -----------
LONG DISTANCE & PHONE COMPANIES--2.34%
     35,000   France Telecom, ADR ........................................     4,035,937
    217,500   Worldcom Inc.* .............................................     7,938,750
     50,000   Sprint Corp.*(1) ...........................................     2,509,375
                                                                             -----------
                                                                              14,484,062
                                                                             -----------

MANUFACTURING-GENERAL--0.61%
     60,300   United Technologies Corp. ..................................     3,764,981
                                                                             -----------
MANUFACTURING-HIGH TECHNOLOGY--0.51%
     61,000   ASM Lithography Holdings N.V.* .............................     2,325,625
     20,000   TyCom, Ltd. ................................................       832,500
                                                                             -----------
                                                                               3,158,125
                                                                             -----------

MEDIA--6.71%
     25,000   Cablevision Systems Corp.*(1) ..............................     1,681,250
     52,398   Clear Channel Communications, Inc.* ........................     3,792,336
    160,000   Comcast Corp. ..............................................     5,960,000
     90,000   Fox Entertainment Group, Inc.* .............................     2,604,375
    291,250   Infinity Broadcasting Corp.* ...............................    11,031,094
    155,000   Time Warner, Inc. ..........................................    13,252,500
    135,000   USA Networks, Inc.* ........................................     3,248,437
                                                                             -----------
                                                                              41,569,992
                                                                             -----------

MEDICAL PRODUCTS--1.44%
     50,000   Guidant Corp.* .............................................     3,365,625
     30,000   Johnson & Johnson ..........................................     2,758,125
     30,200   Minnesota Mining & Manufacturing Co. .......................     2,808,600
                                                                             -----------
                                                                               8,932,350
                                                                             -----------

OIL REFINING--0.81%
    191,000   Conoco, Inc. ...............................................     4,989,875
                                                                             -----------

OIL SERVICES--0.78%
      50,300   Halliburton Co. ..........................................   $  2,665,900
      25,100   Schlumberger Ltd.(1) .....................................      2,141,344
                                                                             -----------
                                                                               4,807,244
                                                                             -----------

PUBLISHING--0.99%
      62,000   New York Times Co. .......................................      2,429,625
      83,000   News Corp. Ltd., ADR(1) ..................................      3,672,750
                                                                             -----------
                                                                               6,102,375
                                                                             -----------

RESTAURANTS--0.24%
      50,000   McDonalds Corp. ..........................................      1,493,750
                                                                             -----------
SECURITIES & ASSET MANAGEMENT--0.77%
      75,000   Charles Schwab Corp. .....................................      2,864,062
      50,000   Franklin Resources, Inc. .................................      1,900,000
                                                                             -----------
                                                                               4,764,062
                                                                             -----------

SEMICONDUCTOR--9.47%
      60,000   Altera Corp.* ............................................      3,888,750
      60,000   Applied Materials, Inc.* .................................      5,178,750
      37,500   Broadcom Corp.(1) ........................................      9,375,000
      68,000   Fairchild Semiconductor
               International, Inc. ......................................      2,703,000
      60,600   Intel Corp. ..............................................      4,537,425
     190,000   JDS Uniphase Corp.* ......................................     23,652,031
      60,000   Texas Instruments, Inc. ..................................      4,016,250
      60,000   Xilinx, Inc.* ............................................      5,332,500
                                                                             -----------
                                                                              58,683,706
                                                                             -----------

SPECIALTY RETAIL--5.27%
     160,000   Bed, Bath & Beyond, Inc.* ................................      2,810,000
      75,000   Circuit City Stores, Inc. ................................      1,945,312
     210,000   Home Depot, Inc. .........................................     10,093,125
      82,400   Lowe's Companies, Inc. ...................................      3,692,550
     270,000   Staples, Inc.* ...........................................      4,151,250
     240,000   Tiffany & Co.*(1) ........................................      9,990,000
                                                                             -----------
                                                                              32,682,237
                                                                             -----------

UTILITIES--0.80%
     110,400   Dynegy Inc. ..............................................      4,968,000
                                                                             -----------
WIRELESS TELECOMMUNICATIONS--1.78%
     148,000   AT&T Wireless(1) .........................................      3,875,750
      67,135   Global Crossing Ltd.* ....................................      2,018,246
      55,100   Nokia Corp. ADR ..........................................      2,476,056
      37,700   Vodafone Group PLC .......................................      1,543,344
      37,000   Williams Communications Group*(1) ........................      1,086,875
                                                                             -----------
                                                                              11,000,271
                                                                             -----------

               Total Common Stocks (cost--$247,062,382) .................    551,732,374
                                                                             -----------

PAINEWEBBER GROWTH FUND

 PRINCIPAL
  AMOUNT                                                                 MATURITY        INTEREST
   (000)                                                                   DATES           RATES         VALUE
-----------                                                              --------        --------       -------
U.S. AGENCY OBLIGATION--6.45%
 $40,000  Federal Home Loan Bank Discount Notes
             (cost--$39,950,378) ......................................  09/08/00         6.380%@    $39,950,378
                                                                                                    ------------
REPURCHASE AGREEMENT--4.92%
  30,514  Repurchase Agreement dated 08/31/00 with SG Cowen Securities
           Corp., collateralized by $32,506,000 U.S. Treasury Notes,
           4.250% due 11/15/03 (value--$31,124,495); proceeds:
           $30,519,594 (cost--$30,514,000) ............................  09/01/00           6.600     30,514,000
                                                                                                    ------------

Total Investments (cost--$317,526,760)--100.40% .......................                              622,196,752
Liabilities in excess of other assets--(0.40)% ........................                               (2,505,203)
                                                                                                    ------------

Net Assets--100.00% ...................................................                             $619,691,549
                                                                                                    ============

--------------------
*     Non-Income producing security.
@     Interest rate reflects yield to maturity at date of purchase.
(1)   Security, or portion thereof, was on loan at August 31, 2000.
ADR   American Depositary Receipt.










                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                            AUGUST 31, 2000

                                                                                 GROWTH AND         MID CAP         GROWTH
                                                                                 INCOME FUND         FUND            FUND
                                                                                --------------    ------------   ------------
ASSETS
Investments in securities, at value (cost--$842,432,774, $147,085,751, and
  $317,526,760, respectively).............................................      $1,160,175,135    $248,520,766   $622,196,752
Investments of cash collateral received for securities loaned, at value
  (cost--$0, $30,120,700, and $39,875,600, respectively)..................             --           30,120,700     39,875,600
Cash......................................................................                 295             809        --
Receivable for investments sold...........................................           4,214,912         --           2,785,519
Receivable for shares of beneficial interest sold.........................              97,560         147,666        481,847
Dividends and interest receivable.........................................           2,154,517          88,333        224,425
Other assets..............................................................             213,628          13,176        151,725
                                                                                --------------    ------------   ------------
Total assets..............................................................       1,166,856,047     278,891,450    665,715,868
                                                                                --------------    ------------   ------------

LIABILITIES
Payable for investments purchased.........................................             --              --           4,782,359
Collateral for securities loaned..........................................             --           30,120,700     39,875,600
Payable to affiliates.....................................................           1,135,229         278,456        572,768
Payable for shares of beneficial interest repurchased.....................           2,796,974         410,204        681,413
Accrued expenses and other liabilities....................................             310,321         206,910        112,179
                                                                                --------------    ------------   ------------
Total liabilities.........................................................           4,242,524      31,016,270     46,024,319
                                                                                --------------    ------------   ------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized).......         698,480,970     118,381,666    288,378,108
Accumulated undistributed net investment income...........................           1,041,250         --             --
Accumulated net realized gains from investment transactions...............         145,348,942      28,058,499     26,643,449
Net unrealized appreciation of investments................................         317,742,361     101,435,015    304,669,992
                                                                                --------------    ------------   ------------
Net assets................................................................      $1,162,613,523    $247,875,180   $619,691,549
                                                                                ==============    ============   ============

CLASS A:
Net assets................................................................      $  760,385,649    $184,432,646   $448,959,844
                                                                                --------------    ------------   ------------
Shares outstanding........................................................          22,006,570      10,959,924     13,275,547
                                                                                --------------    ------------   ------------
Net asset value and redemption value per share............................              $34.55          $16.83         $33.82
                                                                                        ======          ======         ======
Maximum offering price per share (net asset value plus sales charge of
  4.50% of offering price)................................................              $36.18          $17.62         $35.41
                                                                                        ======          ======         ======

CLASS B:
Net assets................................................................      $  223,415,726    $ 35,135,806   $ 72,768,634
                                                                                --------------    ------------   ------------
Shares outstanding........................................................           6,581,685       2,121,453      2,417,894
                                                                                --------------    ------------   ------------
Net asset value and offering price per share..............................              $33.95          $16.56         $30.10
                                                                                        ======          ======         ======

CLASS C:
Net assets................................................................      $  130,866,415    $ 27,560,507   $ 52,716,212
                                                                                --------------    ------------   ------------
Shares outstanding........................................................           3,847,290       1,854,920      1,727,997
                                                                                --------------    ------------   ------------
Net asset value and offering price per share..............................              $34.02          $14.86         $30.51
                                                                                        ======          ======         ======

CLASS Y:
Net assets...............................................................       $   47,945,733    $    746,221   $ 45,246,859
                                                                                --------------    ------------   ------------
Shares outstanding.......................................................            1,383,308          44,102      1,285,228
                                                                                --------------    ------------   ------------
Net asset value, offering price and redemption value per share...........               $34.66          $16.92         $35.21
                                                                                        ======          ======         ======

                See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED AUGUST 31, 2000

                                                                                  GROWTH AND        MID CAP          GROWTH
                                                                                  INCOME FUND        FUND             FUND
                                                                                  ------------    ------------    ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $69,358, $0 and $4,076,
  respectively)...............................................................    $ 12,327,825    $    554,357    $  1,650,239
Interest......................................................................       7,517,906         736,491       3,207,310
                                                                                  ------------    ------------    ------------
                                                                                    19,845,731       1,290,848       4,857,549
                                                                                  ------------    ------------    ------------

EXPENSES:
Investment advisory and administration........................................       8,827,941       2,074,009       4,123,898
Service fees--Class A.........................................................       2,015,278         378,960         911,457
Service and distribution fees--Class B........................................       2,557,149         324,346         682,790
Service and distribution fees--Class C........................................       1,451,285         228,446         455,314
Transfer agency and service fees..............................................         968,259         190,587         375,499
Custody and accounting........................................................         970,023         122,502         332,226
Reports and notices to shareholders...........................................         250,381          60,294          93,989
Federal and state registration................................................         172,407          40,277          74,636
Legal and audit...............................................................         125,838          88,731          96,959
Trustees' fees................................................................          13,500          13,500          13,500
Other expenses................................................................         170,315          13,998          14,869
                                                                                  ------------    ------------    ------------
                                                                                    17,522,376       3,535,650       7,175,137
Less: Fee waivers from adviser................................................           --            (12,585)        (33,480)
                                                                                  ------------    ------------    ------------
Net expenses..................................................................      17,522,376       3,523,065       7,141,657
                                                                                  ------------    ------------    ------------
Net investment income (loss)..................................................       2,323,355      (2,232,217)     (2,284,108)
                                                                                  ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions...............................     145,640,081      30,818,339      26,646,514
Net change in unrealized appreciation (depreciation) of investments...........      (5,151,319)     71,673,345     128,268,620
                                                                                  ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES..................     140,488,762     102,491,684     154,915,134
                                                                                  ------------    ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................    $142,812,117    $100,259,467    $152,631,026
                                                                                  ============    ============    ============


                See accompanying notes to financial statements

PAINEWEBBER GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                                                   ------------------------------------
                                                                                        2000                  1999
                                                                                   --------------        --------------
FROM OPERATIONS:
Net investment income..........................................................    $    2,323,355        $    2,029,536
Net realized gains from investment transactions................................       145,640,081            50,934,437
Net change in unrealized appreciation (depreciation) of investments............        (5,151,319)          268,667,623
                                                                                   --------------        --------------
Net increase in net assets resulting from operations...........................       142,812,117           321,631,596
                                                                                   --------------        --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A.................................................        (1,433,595)           (2,152,840)
Net investment income--Class Y.................................................          (165,295)             (274,465)
Net realized gains from investment transactions--Class A.......................       (31,968,129)          (45,342,437)
Net realized gains from investment transactions--Class B.......................       (10,629,639)          (21,458,879)
Net realized gains from investment transactions--Class C.......................        (5,950,335)           (9,905,709)
Net realized gains from investment transactions--Class Y.......................        (2,116,131)           (4,000,922)
                                                                                   --------------        --------------
Total dividends and distributions to shareholders..............................       (52,263,124)          (83,135,252)
                                                                                   --------------        --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...........................................       108,492,107           412,392,338
Cost of shares repurchased.....................................................      (467,299,286)         (585,691,639)
Proceeds from dividends reinvested.............................................        48,847,250            78,095,718
                                                                                   --------------        --------------
Net decrease in net assets from beneficial interest transactions...............      (309,959,929)          (95,203,583)
                                                                                   --------------        --------------
Net increase (decrease) in net assets..........................................      (219,410,936)          143,292,761

NET ASSETS:
Beginning of year..............................................................     1,382,024,459         1,238,731,698
                                                                                   --------------        --------------
End of year (including undistributed net investment income of $1,041,250
    and $316,785, respectively)................................................    $1,162,613,523        $1,382,024,459
                                                                                   ==============        ==============

                See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEARS ENDED AUGUST 31,
                                                                                   ----------------------------------
                                                                                       2000                 1999
                                                                                   -------------        -------------
FROM OPERATIONS:
Net investment loss............................................................    $  (2,232,217)       $  (1,700,945)
Net realized gains from investment transactions................................       30,818,339           12,767,655
Net change in unrealized appreciation of investments...........................       71,673,345           52,006,931
                                                                                   -------------        -------------
Net increase in net assets resulting from operations...........................      100,259,467           63,073,641
                                                                                   -------------        -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions--Class A.......................       (9,495,627)          (7,165,732)
Net realized gains from investment transactions--Class B.......................       (2,079,691)          (3,684,717)
Net realized gains from investment transactions--Class C.......................       (1,631,919)          (1,501,190)
Net realized gains from investment transactions--Class Y.......................          (33,440)              (6,732)
                                                                                   -------------        -------------
Total distributions to shareholders............................................      (13,240,677)         (12,358,371)
                                                                                   -------------        -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...........................................      137,361,006          103,937,783
Cost of shares repurchased.....................................................     (147,193,508)        (170,753,908)
Proceeds from dividends reinvested.............................................       12,602,121           11,619,786
                                                                                   -------------        -------------
Net increase (decrease) in net assets from beneficial interest transactions ...        2,769,619          (55,196,339)
                                                                                   -------------        -------------
Net increase (decrease) in net assets..........................................       89,788,409           (4,481,069)

NET ASSETS:
Beginning of year..............................................................      158,086,771          162,567,840
                                                                                   -------------        -------------
End of year....................................................................    $ 247,875,180        $ 158,086,771
                                                                                   =============        =============

                See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                                                     --------------------------------
                                                                                         2000               1999
                                                                                     -------------      -------------
FROM OPERATIONS:
Net investment loss..............................................................    $  (2,284,108)     $  (2,591,118)
Net realized gains from investment transactions..................................       26,646,514         38,329,110
Net change in unrealized appreciation of investments.............................      128,268,620        103,470,683
                                                                                     -------------      -------------
Net increase in net assets resulting from operations.............................      152,631,026        139,208,675
                                                                                     -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions--Class A.........................      (23,651,246)       (19,967,578)
Net realized gains from investment transactions--Class B.........................       (4,422,756)        (7,360,795)
Net realized gains from investment transactions--Class C.........................       (2,923,743)        (2,428,166)
Net realized gains from investment transactions--Class Y.........................       (2,260,339)        (2,076,520)
                                                                                     -------------      -------------
Total distributions to shareholders..............................................      (33,258,084)       (31,833,059)
                                                                                     -------------      -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.............................................      201,995,053        150,769,416
Cost of shares repurchased.......................................................     (183,525,199)      (157,148,972)
Proceeds from dividends reinvested...............................................       31,190,900         30,161,764
                                                                                     -------------      -------------
Net increase in net assets from beneficial interest transactions.................       49,660,754         23,782,208
                                                                                     -------------      -------------
Net increase in net assets.......................................................      169,033,696        131,157,824

NET ASSETS:
Beginning of year................................................................      450,657,853        319,500,029
                                                                                     -------------      -------------
End of year......................................................................    $ 619,691,549      $ 450,657,853
                                                                                     =============      =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES



     PaineWebber Growth and Income Fund ("Growth and Income Fund"), PaineWebber MidCap Fund ("Mid Cap Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund, PaineWebber Managed Assets Trust and PaineWebber Olympus Fund (the "Trusts"), respectively. The Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies.

     Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Funds calculate net asset values based on the current market value for its portfolio securities. The Funds normally obtain market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Funds. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair market value as determined in good faith by or under the direction of each Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless each Trust's board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other parts to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

     OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. There were no options written for the Funds during the year ended August 31, 2000.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

     Each Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth and Income Fund, Mid Cap Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.75%, respectively, of each Funds' average daily net assets. At August 31, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $680,517, $191,605 and $376,548, respectively, in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Mid Cap Fund's and Growth Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended August 31, 2000, Mitchell Hutchins waived $12,585 and $33,480, respectively.

     For the year ended August 31, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund paid $89,988, $13,140, and $19,170, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

     On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarteres in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At August 31, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $454,712, $84,598 and $193,445, respectively, in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended August 31, 2000, it earned $1,371,805, $102,718, and $371,065 in sales charges for the Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively.

SECURITY LENDING

     Each Fund may lend securities up to 33 1/2% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended August 31, 2000, the Growth and Income Fund, Mid Cap Fund and Growth Fund, earned $14,183, $82,317 and $144,695, respectively, for lending securities. Each Fund's lending agent is PaineWebber, who received $4,727, $29,113 and $52,343 for Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively, in compensation from the Funds in that capacity for the year ended August 31, 2000. At August 31, 2000, Mid Cap Fund and Growth Fund owed PaineWebber $2,253 and $2,775, respectively, in compensation.

     As of August 31, 2000 the Mid Cap Fund and Growth Fund held cash as collateral for market value of securities loaned as follows:

                                                                                                  MARKET
                                                                              COLLATERAL FOR     VALUE OF
                                                                                SECURITIES      SECURITIES
                                                                                  LOANED          LOANED
                                                                              --------------   -----------
          Mid Cap Fund ......................................................  $30,120,700     $29,880,180
          Growth Fund .......................................................   39,875,600      38,987,706

     As of August 31, 2000 the Mid Cap Fund and Growth Fund invested the cash collateral in the following money market funds:

                NUMBER OF                                                                                      MARKET
                 SHARES                                                                                         VALUE
              -----------                                                                                    -----------
   Mid Cap Fund
               2,622,037   AIM Liquid Assets Portfolio ....................................................  $ 2,622,037
                  48,534   AIM Prime Portfolio ............................................................       48,534
              19,586,587   Mitchell Hutchins Private Money Market Fund LLC ................................   19,586,587
               7,632,651   Provident Temporary Cash Fund ..................................................    7,632,651
                 230,891   Scudder Institutional Fund, Inc ................................................      230,891
                                                                                                             -----------
                           Total investments of cash collateral for securities loaned (cost--$30,120,700)..  $30,120,700
                                                                                                             ===========
   Growth Fund
                 529,371   AIM Liquid Assets Portfolio ....................................................      529,371
                 246,261   AIM Prime Portfolio ............................................................      246,261
              22,197,307   Mitchell Hutchins Private Money Market Fund LLC ................................   22,197,307
              16,746,251   Provident Temporary Cash Fund ..................................................   16,746,251
                 156,410   Scudder Institutional Fund, Inc ................................................      156,410
                                                                                                              ----------
                           Total investments of cash collateral for securities loaned (cost--$39,875,600)..  $39,875,600
                                                                                                             ===========

BANK LINE OF CREDIT

     Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 2000, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

     PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended August 31, 2000, PaineWebber received approximately 48%, 50% and 55% of the total transfer agency and service fees collected by PFPC, Inc. from Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at August 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At August 31, 2000, the components of net unrealized appreciation of investments were as follows:

                                                                              GROWTH AND
                                                                             INCOME FUND    MID CAP FUND      GROWTH FUND
                                                                             ------------   ------------      ------------
Gross appreciation (investments having an excess of value over cost) .....   $350,243,478   $108,201,007      $313,279,014
Gross depreciation (investments having an excess of cost over value) .....    (32,501,117)    (6,765,992)       (8,609,022)
                                                                             ------------   ------------      ------------
Net unrealized appreciation of investments ...............................   $317,742,361   $101,435,015      $304,669,992
                                                                             ============   ============      ============

     For the year ended August 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                              GROWTH AND
                                                                             INCOME FUND    MID CAP FUND      GROWTH FUND
                                                                             ------------   ------------      ------------
Purchases ................................................................   $577,201,623   $140,052,588      $114,108,405
Sales ....................................................................    960,036,943    160,596,736       127,427,698

FEDERAL TAX STATUS

     Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

     To reflect reclassifications arising for the Mid Cap Fund permanent "book/tax" differences for the year ended August 31, 2000, undistributed net investment loss was reduced by $2,232,217 and accumulated net realized gains from investment transactions was reduced by $2,232,217.

     To reflect reclassifications for the Growth Fund arising from permanent "book/tax" differences for the year ended August 31, 2000, undistributed net investment loss was reduced by $2,284,108 and beneficial interest was reduced by $2,284,108.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of benefical interest were as follows:

                                    CLASS A                    CLASS B                   CLASS C                   CLASS Y
                          --------------------------  -------------------------  ------------------------  ------------------------
                              SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
GROWTH AND INCOME FUND
FOR THE YEAR ENDED AUGUST 31, 2000:

Shares sold .............   1,798,962  $  59,181,740     338,645  $  11,004,342     848,716  $ 27,738,125     321,847  $ 10,567,900
Shares repurchased ......  (7,962,318)  (263,045,824) (2,830,882)   (91,613,191) (2,400,036)  (78,395,395) (1,034,804)  (34,244,876)
Shares converted from
  Class B to Class A ....     880,764     28,986,829    (892,939)   (28,986,829)         --            --          --            --
Dividends reinvested ....     960,632     31,236,023     301,646      9,673,799     176,530     5,671,889      69,515     2,265,539
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net decrease ............  (4,321,960) $(143,641,232) (3,083,530) $ (99,921,879) (1,374,790) $(44,985,381)   (643,442) $(21,411,437)
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============
FOR THE YEAR ENDED AUGUST 31, 1999:

Shares sold .............   8,747,051  $ 271,868,943   1,794,624  $  55,174,611   1,553,969  $ 48,502,553   1,177,699  $ 36,846,231
Shares repurchased ...... (11,983,913)  (374,902,084) (2,776,809)   (86,739,484) (2,221,720)  (69,944,686) (1,726,359)  (54,105,385)
Shares converted from
  Class B to Class A ....   3,179,259     99,263,662  (3,202,455)   (99,263,662)         --            --          --            --
Dividends reinvested ....   1,477,072     44,548,497     659,253     19,770,993     316,470     9,509,920     141,503     4,266,308
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) .   1,419,469  $  40,779,018  (3,525,387) $(111,057,542)   (351,281) $(11,932,213)   (407,157) $(12,992,846)
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============
MID CAP FUND
FOR THE YEAR ENDED AUGUST 31, 2000:

Shares sold .............   7,679,479  $ 105,423,702   1,018,928  $  15,413,142   1,224,032  $ 16,054,787      33,078  $    469,375
Shares repurchased ......  (9,090,842)  (122,349,643)   (643,397)    (8,851,943) (1,238,609)  (15,697,604)    (18,746)     (294,318)
Shares converted from
  Class B to Class A ....   1,048,576     14,655,104  (1,061,306)   (14,655,104)         --            --          --            --
Dividends reinvested ....     719,418      9,093,433     155,987      1,949,836     135,955     1,525,412       2,636        33,440
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) .     356,631  $   6,822,596    (529,788) $  (6,144,069)    121,378  $  1,882,595      16,968  $    208,497
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============
FOR THE YEAR ENDED AUGUST 31, 1999:

Shares sold .............   9,301,918  $  96,532,568     274,754  $   2,735,524     474,530  $  4,399,409      26,630  $    270,282
Shares repurchased ...... (13,574,300)  (138,990,018) (2,115,404)   (20,745,827) (1,220,947)  (10,928,751)     (8,406)      (89,312)
Shares converted from
  Class B to Class A ....   2,761,639     27,666,645  (2,765,975)   (27,666,645)         --            --          --            --
Dividends reinvested ....     735,220      6,844,897     372,644      3,469,313     154,440     1,298,844         722         6,732
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) .    (775,523) $  (7,945,908) (4,233,981) $ (42,207,635)   (591,977) $ (5,230,498)     18,946  $    187,702
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============
GROWTH FUND
FOR THE YEAR ENDED AUGUST 31, 2000:

Shares sold .............   3,699,640  $ 114,207,194   1,304,640  $  36,786,992   1,411,864  $ 40,389,796     325,002  $ 10,611,071
Shares repurchased ......  (4,088,992)  (126,010,188)   (433,303)   (12,021,643) (1,241,092)  (35,412,903)   (312,983)  (10,080,465)
Shares converted from
  Class B to Class A ....   1,915,248     56,632,817  (2,132,064)   (56,632,817)         --            --          --            --
Dividends reinvested ....     728,290     22,081,739     151,148      4,102,146      99,880     2,746,676      71,802     2,260,339
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) .   2,254,186  $  66,911,562  (1,109,579) $ (27,765,322)    270,652  $  7,723,569      83,821  $  2,790,945
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============
FOR THE YEAR ENDED AUGUST 31, 1999:

Shares sold .............   2,603,107  $  70,761,120     757,665  $  18,400,169   1,839,539  $ 43,921,544     662,614  $ 17,686,583
Shares repurchased ......  (3,329,890)   (88,510,215)   (756,225)   (13,932,593) (1,649,567)  (39,233,924)   (582,735)  (15,472,240)
Shares converted from
  Class B to Class A ....     882,439     22,682,778    (809,713)   (22,682,778)         --            --          --            --
Dividends reinvested ....     794,422     18,931,080     318,639      6,898,545     102,903     2,255,619      84,377     2,076,520
                          -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) .     950,078  $  23,864,763    (489,634) $ (11,316,657)    292,875  $  6,943,239     164,256  $  4,290,863
                          ===========  =============  ==========  =============  ==========  ============  ==========  ============

PAINEWEBBER GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                     CLASS A
                                                                ---------------------------------------------------
                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                                ---------------------------------------------------
                                                                 2000        1999       1998       1997       1996
                                                                ------     ------     ------      ------     ------
Net asset value, beginning of year ........................     $32.07     $26.92     $30.60      $24.35     $22.52
                                                                ------     ------     ------      ------     ------
Net investment income (loss) ..............................       0.14@      0.13       0.19        0.23       0.22
Net realized and unrealized gains (losses) from investments       3.67@      6.88      (0.99)       9.29       3.46
                                                                ------     ------     ------      ------     ------
Total increase (decrease) from investment operations ......       3.81       7.01      (0.80)       9.52       3.68
                                                                ------     ------     ------      ------     ------
Dividends from net investment income ......................      (0.06)     (0.08)     (0.21)      (0.25)     (0.34)
Distributions from net realized gains from investment
    transactions ..........................................      (1.27)     (1.78)     (2.67)      (3.02)     (1.51)
                                                                ------     ------     ------      ------     ------
Total dividends and distributions to shareholders .........      (1.33)     (1.86)     (2.88)      (3.27)     (1.85)
                                                                ------     ------     ------      ------     ------
Net asset value, end of year ..............................     $34.55     $32.07     $26.92      $30.60     $24.35
                                                                ======     ======     ======      ======     ======
Total investment return (1) ...............................      12.15%     26.48%     (3.51)%     42.42%     17.40%
                                                                ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's) ...........................   $760,386   $844,415   $670,606    $441,699   $276,016
Expenses to average net assets ............................       1.15%      1.08%      1.07%       1.15%      1.20%(2)
Net investment income (loss) to average net assets ........       0.43%      0.41%      0.71%       0.88%      0.98%(2)
Portfolio turnover ........................................         50%        57%        62%         70%       112%

------------------------
@   Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if they were included.
(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                                 2000        1999       1998        1997       1996
                                                                ------     ------      ------     ------      ------
Net asset value, beginning of year ........................     $31.72     $26.77      $30.46     $24.26      $22.37
                                                                ------     ------      ------     ------      ------
Net investment income (loss) ..............................      (0.12)@    (0.15)      (0.02)      0.04        0.04
Net realized and unrealized gains (losses) from investments       3.62@      6.88       (1.02)      9.23        3.45
                                                                ------     ------      ------     ------      ------
Total increase (decrease) from investment operations ......       3.50       6.73       (1.04)      9.27        3.49
                                                                ------     ------      ------     ------      ------
Dividends from net investment income ......................         --         --          --      (0.05)      (0.09)
Distributions from net realized gains from investment
    transactions ..........................................      (1.27)     (1.78)      (2.65)     (3.02)      (1.51)
                                                                ------     ------      ------     ------      ------
Total dividends and distributions to shareholders .........      (1.27)     (1.78)      (2.65)     (3.07)      (1.60)
                                                                ------     ------      ------     ------      ------
Net asset value, end of year ..............................     $33.95     $31.72      $26.77     $30.46      $24.26
                                                                ======     ======      ======     ======      ======
Total investment return (1) ...............................      11.27%     25.51%      (4.28)%    41.33%      16.49%
                                                                ======     ======      ======     ======      ======
Ratios/Supplemental data:
Net assets, end of year (000's) ...........................   $223,416   $306,557    $353,150   $376,840    $277,753
Expenses to average net assets ............................       1.95%      1.86%       1.87%      1.93%       1.99%(2)
Net investment income (loss) to average net assets ........      (0.39)%    (0.37)%     (0.08)%     0.11%       0.17%(2)
Portfolio turnover ........................................         50%        57%         62%        70%        112%




                                                                                        CLASS C
                                                                 ----------------------------------------------------
                                                                             FOR THE YEARS ENDED AUGUST 31,
                                                                 ----------------------------------------------------
                                                                   2000       1999        1998       1997        1996
                                                                 ------      ------     ------     ------      ------
Net asset value, beginning of year ........................      $31.78      $26.82     $30.53     $24.33      $22.43
                                                                 ------      ------     ------     ------      ------
Net investment income (loss) ..............................       (0.12)@     (0.12)      0.01       0.05        0.05
Net realized and unrealized gains (losses) from investments        3.63@       6.86      (1.03)      9.24        3.46
                                                                 ------      ------     ------     ------      ------
Total increase (decrease) from investment operations ......        3.51        6.74      (1.02)      9.29        3.51
                                                                 ------      ------     ------     ------      ------
Dividends from net investment income ......................          --          --      (0.02)     (0.07)      (0.10)
Distributions from net realized gains from investment
    transactions ..........................................       (1.27)      (1.78)     (2.67)     (3.02)      (1.51)
                                                                 ------      ------     ------     ------      ------
Total dividends and distributions to shareholders .........       (1.27)      (1.78)     (2.69)     (3.09)      (1.61)
                                                                 ------      ------     ------     ------      ------
Net asset value, end of year ..............................      $34.02      $31.78     $26.82     $30.53      $24.33
                                                                 ======      ======     ======     ======      ======
Total investment return (1) ...............................       11.28%      25.49%     (4.23)%    41.30%      16.52%
                                                                 ======      ======     ======     ======      ======
Ratios/Supplemental data:
Net assets, end of year (000's) ...........................    $130,866    $165,948   $149,458    $84,922     $43,148
Expenses to average net assets ............................        1.94%       1.85%      1.85%      1.92%       1.99%(2)
Net investment income (loss) to average net assets ........       (0.37)%     (0.36)%    (0.07)%     0.10%       0.18%(2)
Portfolio turnover ........................................          50%         57%        62%        70%        112%


PAINEWEBBER GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:


                                                                                     CLASS Y
                                                                ---------------------------------------------------
                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                                ---------------------------------------------------
                                                                 2000        1999       1998       1997       1996
                                                                ------     ------     ------      ------     ------
Net asset value, beginning of year ........................     $32.12     $26.92     $30.59      $24.35     $22.54
                                                                ------     ------     ------      ------     ------
Net investment income .....................................       0.24@      0.24       0.30        0.32       0.30
Net realized and unrealized gains (losses) from investments       3.68@      6.86      (1.02)       9.26       3.45
                                                                ------     ------     ------      ------     ------
Total increase (decrease) from investment operations ......       3.92       7.10      (0.72)       9.58       3.75
                                                                ------     ------     ------      ------     ------
Dividends from net investment income ......................      (0.11)     (0.12)     (0.28)      (0.32)     (0.43)
Distributions from net realized gains from investment
       transactions .......................................      (1.27)     (1.78)     (2.67)      (3.02)     (1.51)
                                                                ------     ------     ------      ------     ------
Total dividends and distributions to shareholders .........      (1.38)     (1.90)     (2.95)      (3.34)     (1.94)
                                                                ------     ------     ------      ------     ------
Net asset value, end of year ..............................     $34.66     $32.12     $26.92      $30.59     $24.35
                                                                ======     ======     ======      ======     ======
Total investment return (1) ...............................      12.48%     26.82%     (3.24)%     42.74%     17.77%
                                                                ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's) ...........................    $47,946    $65,104    $65,518     $46,745    $22,942
Expenses to average net assets ............................       0.85%      0.79%      0.80%       0.88%      0.92%(2)
Net investment income to average net assets ...............       0.71%      0.70%      0.99%       1.14%      1.26%(2)
Portfolio turnover ........................................         50%        57%        62%         70%       112%

------------------------
@   Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if they were included.
(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                  CLASS A
                                                     -------------------------------------------------------------
                                                            FOR THE       FOR THE
                                                             YEARS          FIVE
                                                             ENDED         MONTHS
                                                          AUGUST 31,        ENDED    FOR THE YEARS ENDED MARCH 31,
                                                     -----------------    AUGUST 31, -----------------------------
                                                      2000       1999       1998#      1998       1997       1996
                                                     ------     ------     ------     ------     ------     ------
Net asset value, beginning of period .............   $10.67     $ 7.97     $15.00     $13.44     $15.61     $12.81
                                                     ------     ------     ------     ------     ------     ------
Net investment loss ..............................    (0.12)     (0.07)     (0.03)     (0.13)     (0.17)     (0.16)
Net realized and unrealized gains (losses) from
  investments ....................................     7.21       3.43      (3.15)      5.15       0.32       3.71
                                                     ------     ------     ------     ------     ------     ------
Net increase (decrease) from investment operations     7.09       3.36      (3.18)      5.02       0.15       3.55
                                                     ------     ------     ------     ------     ------     ------
Distributions from net realized gains from
  investment transactions ........................    (0.93)     (0.66)     (3.85)     (3.46)     (2.32)     (0.75)
                                                     ------     ------     ------     ------     ------     ------
Net asset value, end of period ...................   $16.83     $10.67     $ 7.97     $15.00     $13.44     $15.61
                                                     ======     ======     ======     ======     ======     ======
Total investment return (1) ......................    69.33%     43.38%    (27.31)%    41.50%     (0.21)%    28.16%
                                                     ======     ======     ======     ======     ======     ======
Ratios/Supplemental data:
Net assets, end of period (000's) ................ $184,433   $113,126    $90,650   $101,698    $76,909    $76,558
Expenses to average net assets, net of waivers
  from adivser ...................................     1.49%      1.60%      1.48%*     1.51%      1.60%      1.58%
Expenses to average net assets, before fee waivers
  from adviser ...................................     1.50%      1.60%      1.48%*     1.51%      1.60%      1.58%
Net investment loss to average net assets, net
  of waivers from adviser ........................    (0.87)%    (0.64)%    (0.61)%*   (1.16)%    (1.20)%    (1.11)%
Net investment loss to average net assets, before
  fee waiver from adviser ........................    (0.88)%    (0.64)%    (0.61)%*   (1.16)%    (1.20)%    (1.11)%
Portfolio turnover ...............................       71%        79%        80%        64%        56%        57%

------------------------
*   Annualized.
# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges, results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                  CLASS B
                                                     -------------------------------------------------------------
                                                            FOR THE       FOR THE
                                                             YEARS          FIVE
                                                             ENDED         MONTHS
                                                          AUGUST 31,        ENDED    FOR THE YEARS ENDED MARCH 31,
                                                     -----------------    AUGUST 31, -----------------------------
                                                      2000       1999       1998#      1998       1997       1996
                                                     ------     ------     ------     ------     ------     ------
Net asset value, beginning of period .............   $10.59     $ 7.99     $15.07     $13.59     $15.88     $13.11
                                                     ------     ------     ------     ------     ------     ------
Net investment loss ..............................    (0.25)     (0.27)     (0.07)     (0.31)     (0.31)     (0.29)
Net realized and unrealized gains (losses)
     from investments ............................     7.15       3.53      (3.16)      5.25       0.34       3.81
                                                     ------     ------     ------     ------     ------     ------
Net increase (decrease) from investment operations     6.90       3.26      (3.23)      4.94       0.03       3.52
                                                     ------     ------     ------     ------     ------     ------
Distributions from net realized gains from
     investment transactions .....................    (0.93)     (0.66)     (3.85)     (3.46)     (2.32)     (0.75)
                                                     ------     ------     ------     ------     ------     ------
Net asset value, end of period ...................   $16.56     $10.59     $ 7.99     $15.07     $13.59     $15.88
                                                     ======     ======     ======     ======     ======     ======
Total investment return (1) ......................    68.00%     41.95%    (27.54)%    40.39%     (0.99)%    27.28%
                                                     ======     ======     ======     ======     ======     ======
Ratios/Supplemental data:
Net assets, end of period (000's) ................  $35,136    $28,077    $54,978   $143,058   $134,495   $157,021
Expenses to average net assets, net of waivers
     from adviser ................................     2.28%      2.55%      2.32%*     2.28%      2.36%      2.34%
Expenses to average net assets, before fee
     waivers from adviser ........................     2.29%      2.55%      2.32%*     2.28%      2.36%      2.34%
Net investment loss to average net assets,
     net of waivers from adviser .................    (1.66)%    (1.61)%    (1.48)%*   (1.92)%    (1.95)%    (1.87)%
Net investment loss to average net assets,
     before fee waivers from adviser .............    (1.67)%    (1.61)%    (1.48)%*   (1.92)%    (1.95)%    (1.87)%
Portfolio turnover ...............................       71%        79%        80%        64%        56%        57%

------------------------
*   Annualized.
#   Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.
+   Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

                                                                                     CLASS C
                                                   -----------------------------------------------------------------------
                                                           FOR THE
                                                            YEARS               FIVE
                                                            ENDED              MONTHS
                                                          AUGUST 31,            ENDED       FOR THE YEARS ENDED MARCH 31,
                                                   ---------------------      AUGUST 31,   --------------------------------
                                                       2000        1999         1998#        1998        1997        1996
                                                      ------      ------       ------       ------      ------      ------
Net asset value, beginning of period .............    $ 9.57      $ 7.26       $14.07       $12.87      $15.14      $12.54
                                                      ------      ------       ------       ------      ------      ------
Net investment loss ..............................     (0.20)      (0.15)       (0.06)       (0.26)      (0.29)      (0.27)
Net realized and unrealized gains (losses)
     from investments ............................      6.42        3.12        (2.90)        4.92        0.34        3.62
                                                      ------      ------       ------       ------      ------      ------
Net increase (decrease) from investment operations      6.22        2.97        (2.96)        4.66        0.05        3.35
                                                      ------      ------       ------       ------      ------      ------
Distributions from net realized gains from
     investment transactions .....................     (0.93)      (0.66)       (3.85)       (3.46)      (2.32)      (0.75)
                                                      ------      ------       ------       ------      ------      ------
Net asset value, end of period ...................    $14.86      $ 9.57       $ 7.26       $14.07      $12.87      $15.14
                                                      ======      ======       ======       ======      ======      ======
Total investment return (1) ......................     68.14%      42.17%      (27.58)%      40.46%      (0.91)%     27.16%
                                                      ======      ======       ======       ======      ======      ======
Ratios/Supplemental data:
Net assets, end of period (000's) ................   $27,561     $16,594      $16,875      $27,814     $24,810     $27,601
Expenses to average net assets, net of waivers
     from adviser ................................      2.25%       2.43%        2.28%*       2.29%       2.37%       2.36%
Expenses to average net assets, before fee
     waivers from adviser ........................      2.26%       2.43%        2.28%*       2.29%       2.37%       2.36%
Net investment loss to average net assets,
     net of waivers from adviser .................     (1.63)%     (1.47)%      (1.42)%*     (1.94)%     (1.97)%     (1.89)%
Net investment loss to average net assets,
     before fee waivers from adviser .............     (1.64)%     (1.47)%      (1.42)%*     (1.94)%     (1.97)%     (1.89)%
Portfolio turnover ...............................        71%         79%          80%          64%         56%         57%



                                                                         CLASS Y
                                                        --------------------------------------------
                                                               FOR THE                       PERIOD
                                                                YEARS              FIVE      MARCH 17,
                                                                ENDED             MONTHS     1998  TO
                                                               AUGUST 31,          ENDED     MARCH 31,
                                                         ----------------------  AUGUST 31,  --------
                                                           2000        1999        1998#       1998
                                                          ------      ------      ------      ------
Net asset value, beginning of period ................     $10.70      $ 7.97      $15.00      $14.90
                                                          ------      ------      ------      ------
Net investment loss .................................      (0.07)      (0.02)      (0.01)       --
Net realized and unrealized gains (losses)
     from investments ...............................       7.22        3.41       (3.17)       0.10
                                                          ------      ------      ------      ------
Net increase (decrease) from investment operations ..       7.15        3.39       (3.18)       0.10
                                                          ------      ------      ------      ------
Distributions from net realized gains from
     investment transactions ........................      (0.93)      (0.66)      (3.85)       --
                                                          ------      ------      ------      ------
Net asset value, end of period ......................     $16.92      $10.70      $ 7.97      $15.00
                                                          ======      ======      ======      ======
Total investment return (1) .........................      69.72%      43.77%     (27.31)%      0.67%
                                                          ======      ======      ======      ======
Ratios/Supplemental data:
Net assets, end of period (000's) ...................       $746        $290         $65         $35
Expenses to average net assets, net of waivers
     from adviser ...................................       1.23%       1.36%       1.23%*      1.22%*
Expenses to average net assets, before fee
     waivers from adviser ...........................       1.24%       1.36%       1.23%*      1.22%*
Net investment loss to average net assets,
     net of waivers from adviser ....................      (0.60)%     (0.36)%     (0.29)%*     0.00%*
Net investment loss to average net assets,
     before fee waivers from adviser ................      (0.61)%     (0.36)%     (0.29)%*     0.00%*
Portfolio turnover ..................................         71%         79%         80%         64%

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each year is presented below:

                                                                                    CLASS A
                                                            ------------------------------------------------------
                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                            ------------------------------------------------------
                                                               2000       1999       1998        1997       1996
                                                            ---------  ---------  ---------   ----------  --------
Net asset value, beginning of year........................    $26.85     $20.08     $25.94      $24.37     $22.27
                                                              ------     ------     ------      ------     ------
Net investment income (loss)..............................     (0.08)     (0.10)     (0.09)      (0.08)@    (0.12)
Net realized and unrealized gains from investments........      8.99       8.88       1.01        3.76@      4.06
                                                              ------     ------     ------      ------     ------
Total increase from investment operations.................      8.91       8.78       0.92        3.68       3.94
                                                              ------     ------     ------      ------     ------
Distributions from net realized gains from investment
  transactions............................................     (1.94)     (2.01)     (6.78)      (2.11)     (1.84)
                                                              ------     ------     ------      ------     ------
Net asset value, end of year..............................    $33.82     $26.85     $20.08      $25.94     $24.37
                                                              ======     ======     ======      ======     ======
Total investment return (1)...............................     34.04%     44.97%      3.37%      15.85%     18.43%
                                                              ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's)...........................  $448,960   $295,906   $202,253    $201,725   $203,882
Expenses to average net assets, net of waivers from
  adviser.................................................      1.15%      1.15%      1.19%       1.27%      1.28%
Expenses to average net assets, before fee waivers
  from adviser............................................      1.16%      1.15%      1.19%       1.27%      1.28%
Net investment loss to average net assets, net of
  waivers from adviser....................................     (0.27)%    (0.41)%     (0.39)%    (0.32)%    (0.49)%
Net investment loss to average net assets before
  fee waivers from adviser................................     (0.28)%    (0.41)%     (0.39)%    (0.32)%    (0.49)%
Portfolio turnover........................................        23%        38%         52%        86%        60%

-------------------
@    Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if they were included.

                                                                                    CLASS B
                                                            ------------------------------------------------------
                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                            ------------------------------------------------------
                                                               2000        1999       1998        1997       1996
                                                            ---------  ---------  ---------   ----------  --------
Net asset value, beginning of year........................    $24.26     $18.44     $24.51      $23.30     $21.53
                                                              ------     ------     ------      ------     ------
Net investment income (loss)..............................     (0.31)     (0.30)     (0.30)      (0.26)@    (0.39)
Net realized and unrealized gains from investments........      8.09       8.13       1.01        3.58@      4.00
                                                              ------     ------     ------      ------     ------
Total increase from investment operations.................      7.78       7.83       0.71        3.32       3.61
                                                              ------     ------     ------      ------     ------
Distributions from net realized gains from investment
  transactions............................................     (1.94)     (2.01)     (6.78)      (2.11)     (1.84)
                                                              ------     ------     ------      ------     ------
Net asset value, end of year..............................    $30.10     $24.26     $18.44      $24.51     $23.30
                                                              ======     ======     ======      ======     ======
Total investment return (1)...............................     32.96%     43.75%      2.55%      14.98%     17.48%
                                                              ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's)...........................   $72,769    $85,576    $74,094    $115,529   $140,551
Expenses to average net assets, net of waivers from
  adviser.................................................      1.96%      1.96%      1.99%       2.06%      2.06%
Expenses to average net assets, before fee waivers
  from adviser............................................      1.97%      1.96%      1.99%       2.06%      2.06%
Net investment loss to average net assets, net of
  waivers from adviser....................................     (1.08)%    (1.22)%    (1.18)%     (1.12)%    (1.27)%
Net investment loss to average net assets before
  fee waivers from adviser................................     (1.09)%    (1.22)%    (1.18)%     (1.12)%    (1.27)%
Portfolio turnover........................................        23%        38%        52%         86%        60%


                                                                                   CLASS C
                                                            ------------------------------------------------------
                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                            ------------------------------------------------------
                                                               2000      1999       1998        1997        1996
                                                            ---------  ---------  ---------   ----------  --------
Net asset value, beginning of year........................    $24.56     $18.65     $24.71     $23.48      $21.68
                                                              ------     ------     ------      ------     ------
Net investment income (loss)..............................     (0.28)     (0.26)     (0.27)     (0.27)@     (0.34)
Net realized and unrealized gains from investments........      8.17       8.18       0.99       3.61@       3.98
                                                              ------     ------     ------      ------     ------
Total increase from investment operations.................      7.89       7.92       0.72       3.34        3.64
                                                              ------     ------     ------      ------     ------
Distributions from net realized gains from investment
  transactions............................................     (1.94)     (2.01)     (6.78)     (2.11)      (1.84)
                                                              ------     ------     ------      ------     ------
Net asset value, end of year..............................    $30.51     $24.56     $18.65     $24.71      $23.48
                                                              ======     ======     ======      ======     ======
Total investment return (1)...............................     33.01%     43.74%      2.59%     14.95%      17.50%
                                                              ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's)...........................   $52,716    $35,793    $21,714    $24,760     $29,923
Expenses to average net assets, net of waivers from
  adviser.................................................      1.93%      1.94%      1.99%      2.07%       2.07%
Expenses to average net assets, before fee waivers
  from adviser............................................      1.94%      1.94%      1.99%      2.07%       2.07%
Net investment loss to average net assets, net of
  waivers from adviser....................................     (1.05)%    (1.20)%    (1.19)%    (1.13)%     (1.28)%
Net investment loss to average net assets before
  fee waivers from adviser................................     (1.06)%    (1.20)%    (1.19)%    (1.13)%     (1.28)%
Portfolio turnover........................................        23%        38%        52%        86%         60%

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each year is presented below:

                                                                                     CLASS Y
                                                            ------------------------------------------------------
                                                                          FOR THE YEARS ENDED AUGUST 31,
                                                            ------------------------------------------------------
                                                              2000       1999       1998        1997        1996
                                                            ---------  ---------  ---------   ----------  --------
Net asset value, beginning of year........................    $27.79     $20.67     $26.46      $24.74     $22.53
                                                              ------     ------     ------      ------     ------
Net investment income (loss)..............................      0.01      (0.03)     (0.03)      (0.01)@    (0.02)
Net realized and unrealized gains from investments........      9.35       9.16       1.02        3.84@      4.07
                                                              ------     ------     ------      ------     ------
Total increase from investment operations.................      9.36       9.13       0.99        3.83       4.05
                                                              ------     ------     ------      ------     ------
Distributions from net realized gains from investment
  transactions............................................     (1.94)     (2.01)     (6.78)      (2.11)     (1.84)
                                                              ------     ------     ------      ------     ------
Net asset value, end of year..............................    $35.21     $27.79     $20.67      $26.46     $24.74
                                                              ======     ======     ======      ======     ======
Total investment return (1)...............................     34.52%     45.40%      3.61%      16.24%     18.72%
                                                              ======     ======     ======      ======     ======
Ratios/Supplemental data:
Net assets, end of year (000's)...........................   $45,247    $33,383    $21,440     $20,281    $21,409
Expenses to average net assets, net of waivers from
  adviser.................................................      0.85%      0.86%      0.91%       1.00%      1.02%
Expenses to average net assets, before fee waivers
  from adviser............................................      0.86%      0.86%      0.91%       1.00%      1.02%
Net investment income (loss) to average net assets,
  net of waivers from adviser.............................      0.03%     (0.12)%    (0.12)%     (0.05)%    (0.23)%
Net investment income (loss) to average net assets,
  before fee waivers from adviser.........................      0.02%     (0.12)%    (0.12)%     (0.05)%    (0.23)%
Portfolio turnover........................................        23%        38%        52%         86%        60%

-------------------
@    Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if they were included.

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund
PaineWebber Growth Fund

   We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund (the "Funds") as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund at August 31, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                       /s/ Ernst & Young LLP



New York, New York
October 17, 2000

PAINEWEBBER

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (August 31, 2000) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                                               GROWTH AND
                                                                                 INCOME      MID CAP    GROWTH
PER SHARE DATA:                                                                   FUND         FUND      FUND
---------------                                                                -----------  ----------  --------
Net investment income:
     Class A............................................................         $0.0614      --          --
     Class B............................................................           --         --          --
     Class C............................................................           --         --          --
     Class Y............................................................         $0.1093      --          --
     Long-term capital gains............................................         $1.2696    $0.9297     $1.9441
     Percentage of ordinary income dividends qualifying
       for the dividends received deduction available
       to corporate shareholders........................................           100%       N/A         N/A

   Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

   Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2000. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms


PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT
Amy Doberman
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114






THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PAINEWEBBER
ANNUAL REPORT

------------------------
GROWTH AND
INCOME FUND

MID CAP FUND

GROWTH FUND







AUGUST 31, 2000


----------
PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS
- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS
- Enhanced S&P 500 Fund
- Enhanced Nasdaq-100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS
- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

PAINEWEBBER MONEY MARKET FUND








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